     As filed with the Securities and Exchange Commission on March __, 2004
                                                   1933 Act File No. 333-
                                                   1940 Act File No. 811-21540
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2
                        (Check Appropriate Box or Boxes)

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. [_]
                        Post-Effective Amendment No. [_]
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                                Amendment No. [_]

                    DUFF & PHELPS GLOBAL UTILITY INCOME FUND
         (Exact Name of Registrant as Specified in Declaration of Trust)

                              55 East Monroe Street
                             Chicago, Illinois 60603
                    (Address of Principal Executive Offices)

                                 (312) 368-5510
                         (Registrant's Telephone Number)

                             Nathan I. Partain, CFA
                    Duff & Phelps Global Utility Income Fund
                              55 East Monroe Street
                             Chicago, Illinois 60603
                     (Name and Address of Agent for Service)

                                    Copy to:
             John R. Sagan                            Brynn Peltz
           Philip J. Niehoff                Simpson Thacher & Bartlett LLP
     Mayer, Brown, Rowe & Maw LLP                425 Lexington Avenue
       190 South LaSalle Street                 New York, NY 10017-3954
        Chicago, Illinois 60603                     (212) 455-2000
            (312) 782-0600

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [_]
     It is proposed that this filing will become effective (check appropriate box):
[_]  when declared effective pursuant to Section 8(c).
     If appropriate, check the following box: [_]
[_] This post-effective amendment designates a new effective date for a previously filed registrations statement.
[_] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

==================================================================================================================
                                                             Proposed Maximum    Proposed Maximum     Amount of
           Title of Securities            Amount Being        Offering Price    Aggregate Offering   Registration
            Being Registered               Registered            Per Unit              Price             Fee
------------------------------------------------------------------------------------------------------------------
Common Shares, no par value               50,000 shares           $20.00            $1,000,000         $126.70
==================================================================================================================

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to section 8(a), may determine.
================================================================================

The information in this Prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until the registration statement is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS      Subject to completion                         , 2004

                    Shares
Duff & Phelps Global Utility Income Fund
Common Shares of Beneficial Interest

Investment objective. Duff & Phelps Global Utility Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of after-tax total return. The return is expected to consist primarily of tax-advantaged dividend income and capital appreciation. The Fund intends to pursue this objective by investing at least 80% of its total assets in common and preferred stocks of domestic and foreign companies involved to a significant extent in providing products, services or equipment for the Utility Industry (as defined in this Prospectus). The Fund intends to make regular monthly cash distributions to common shareholders, a significant portion of which is expected to consist of tax-advantaged dividends.

Investment adviser. Duff & Phelps Investment Management Co. ("DPIM") will act as the Fund's investment adviser. DPIM has been managing securities of utility companies since 1987. As of March 1, 2004, DPIM managed approximately $5.2 billion in assets, including approximately $3 billion in securities of utility companies. DPIM's address is 55 East Monroe Street, Chicago, Illinois 60603.

Portfolio contents. Under normal market conditions, the Fund will invest at least 80% of its total assets (net assets plus borrowing for investment purposes) in dividend-paying common and preferred stocks of domestic and foreign utility companies that DPIM believes at the time of acquisition are attractively valued and eligible to pay dividends which, for individual shareholders, qualify for U.S. federal income taxation at rates applicable to long-term capital gains, which currently are taxed at a maximum rate of 15% ("tax-advantaged dividends"). The Fund may invest the remainder of its assets in other equity and debt securities the income from which does not qualify for such tax treatment. Under normal market conditions, the Fund expects to invest 65-70% of its total assets in the securities of issuers located in the United States ("U.S. Issuers") and the remainder in the securities of issuers located in countries other than the United States ("Non-U.S. Issuers"). Initially, the Fund expects to invest approximately 20% of its total assets in the securities of Non-U.S. Issuers.

                                                   (continued on following page)
An investment in the Fund's common shares involves certain risks. See "Risk factors" beginning on page __ of this Prospectus. There can be no assurance that the Fund will achieve its investment objective.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                            Price to public    Sales load    Proceeds to Fund
---------------------------------------------------------------------------------------------------------------
Per share                                                       $20.00           $0.90            $19.10
---------------------------------------------------------------------------------------------------------------
Total                                                             $                $                $
---------------------------------------------------------------------------------------------------------------
Total assuming full exercise of the over-allotment option         $                $                $
---------------------------------------------------------------------------------------------------------------

In addition to the sales load, the Fund will pay offering expenses of up to
$0.04 per share, estimated to total $      , which will reduce the "Proceeds to
Fund" (above). DPIM has agreed to pay those offering costs of the Fund (other than the sales load) that exceed $0.04 per share. DPIM has also agreed to reimburse all organizational expenses of the Fund.

(continued from previous page)

Approximately one to three months after completion of the offering of common shares, the Fund expects to use leverage through the issuance of preferred shares and/or through borrowings representing up to 35% of its total assets (including the amount obtained through leverage). DPIM anticipates that the use of leverage should result in higher income to holders of the common shares over time. Use of leverage creates an opportunity for increased return, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. See "Leverage."

The Fund's net asset value and distribution rate will vary and may be affected by numerous factors, including changes in stock prices, market interest rates and dividend rates. Fluctuations in net asset value may be magnified as a result of the Fund's use of leverage, which is a speculative investment technique. An investment in the Fund may not be appropriate for all investors. There is no assurance that the Fund will achieve its investment objective.

Because the Fund is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value and initial offering prices. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell their shares in a relatively short period after completion of the initial public offering. The Fund anticipates that its common shares will be approved for listing on the New York Stock
Exchange under the symbol "   ."

You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares and retain it for future reference. A Statement of Additional Information, subject to completion,
dated          , 2004 (the "Statement of Additional Information"), containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus, which means that it is part of this Prospectus for legal purposes.

You may request a free copy of the Statement of Additional Information, the
table of contents of which is on page    of this Prospectus, by calling (800)
864-0629 (toll-free) or by writing to Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois 60603, or obtain a copy (and other information regarding the Fund) from the Securities and Exchange Commission's web site (http://www.sec.gov).

The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The underwriters named in this Prospectus may purchase up to       additional
common shares from the Fund under certain circumstances.

The underwriters expect to deliver the common shares to purchasers on or about
        , 2004.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different information or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information contained or the representations made herein are accurate only as of the date on the cover page of this Prospectus. The Fund's business, financial condition and prospects may have changed since that date.

Until     , 2004 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Prospectus summary .......................................................
Summary of Fund expenses .................................................
The Fund .................................................................
Use of proceeds ..........................................................
Investment objective and principal investment strategies .................
Leverage .................................................................
Risk factors .............................................................
Management of the Fund ...................................................
Net asset value ..........................................................
Distributions ............................................................
Dividend reinvestment plan ...............................................
Federal income tax matters ...............................................
Description of capital structure .........................................
Underwriting .............................................................
Shareholder servicing agent, custodian and transfer agent ................
Legal matters ............................................................
Reports to shareholders ..................................................
Independent auditors .....................................................
Additional information ...................................................
Table of contents for the Statement of Additional Information ............
The Fund's privacy policy ................................................

                                 ---------------

PROSPECTUS SUMMARY

This is only a summary. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information, especially the information set forth under the heading "Risk factors."

THE FUND

Duff & Phelps Global Utility Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund offers investors the opportunity to achieve a high level of after-tax total return through a professionally managed portfolio consisting primarily of dividend-paying common and preferred stocks of domestic and foreign companies involved to a significant extent in the Utility Industry (as defined below). The Fund's return is expected to consist primarily of tax-advantaged dividend income and capital appreciation. Investments are based on internal research and ongoing company analysis by the Fund's investment adviser, Duff & Phelps Investment Management Co. ("DPIM"). See "The Fund."

THE OFFERING

The Fund is offering           common shares of beneficial interest ("Common
Shares") through a group of underwriters led by            . The initial public
offering price is $20.00 per Common Share. The minimum purchase in this offering is 100 Common Shares ($2,000). The underwriters have been granted an option to
purchase up to            additional Common Shares to cover over-allotments. The
Fund's investment adviser has agreed to (i) reimburse all organizational expenses of the Fund and (ii) pay all offering costs (other than the sales load) that exceed $0.04 per Common Share. See "Underwriting."

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment objective is to provide a high level of after-tax total return. The Fund's return is expected to consist primarily of tax-advantaged dividend income and capital appreciation.

Global focus

Under normal market conditions, the Fund expects to invest 65-70% of its total assets (net assets plus borrowing for investment purposes) in the securities of issuers located in the United States ("U.S. Issuers") and the remainder in the securities of issuers located in countries other than the United States ("Non-U.S. Issuers"). Initially, the Fund expects to invest approximately 20% of its total assets in the securities of Non-U.S. Issuers. Under normal market conditions, the Fund will invest in issuers located in at least three countries, including the United States. Investing in securities of foreign issuers, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Fund to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

Utility Industry concentration

Under normal market conditions, the Fund will invest at least 80% of its total assets in common and preferred stocks of domestic and foreign companies involved to a significant extent in providing products, services or equipment for the Utility Industry. The Utility Industry consists of companies involved in (i) the generation or distribution of electricity, gas or water, (ii) telecommunications activities or (iii) infrastructure operations, such as airports, toll roads and municipal services. A company will be deemed to be involved in the Utility Industry to a significant extent if at least 50% of its assets, gross income or profits are committed to or derived from one or more of the activities in the areas described above.

Tax-advantaged dividends

Under normal market conditions, the Fund will invest at least 80% of its total assets in common and preferred stocks of utility companies that DPIM believes at the time of acquisition are attractively valued and are eligible to pay dividends which, for individual shareholders, qualify for U.S. federal income taxation at rates applicable to long-term capital gains, which currently are taxed at a maximum rate of 15% ("tax-advantaged dividends").

Other investments

Under normal market conditions, up to 20% of the Fund's total assets may be invested in securities which are outside the Utility Industry and which do not pay tax-advantaged dividends, including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments in the Utility Industry or other industries.

DPIM's investment philosophy

In selecting securities for the Fund's portfolio, DPIM will focus on common and preferred stocks of the Utility Industry that are attractively valued and produce an attractive level of tax-advantaged dividend income. DPIM will also consider a security's potential for dividend growth and capital appreciation. DPIM generally uses a value approach in selecting the Fund's equity investments. Using this investment style, DPIM selects securities selling at what it believes are discounts to their underlying values and then may hold such securities until the market values reflect their intrinsic values or longer. Investment decisions are made primarily on the basis of fundamental research. DPIM evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making investment decisions, DPIM relies upon information provided by, and the expertise of, DPIM's experienced team of portfolio managers and research analysts. When selecting securities, DPIM focuses on factors such as balance sheet strength, growth rates, valuation relative to peers, changes in the regulatory environment, and environmental compliance measures. DPIM also considers (among other factors) a company's earnings or cash flow capabilities, dividend prospects and the federal income tax treatment of a company's dividends, the strength of the company's business franchises, estimates of the company's net value and the strategies proposed by the company's management team. Based on its on level of expertise, DPIM will subjectively evaluate the ability of the company's management team to execute the proposed strategy.

INVESTMENT ADVISER AND ADMINISTRATOR

Duff & Phelps Investment Management Co. ("DPIM") is the Fund's investment adviser. DPIM is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended. DPIM (together with its predecessor) has been in the investment advisory business for more than 70 years and has been managing securities of utility companies since 1987. As of March 1, 2004, DPIM managed approximately $5.2 billion in assets, including approximately $3 billion in securities of utility companies. DPIM acts as adviser to three other closed-end investment companies registered under the 1940 Act and three open-end investment companies under the 1940 Act.

J.J.B. Hilliard, W.L. Lyons, Inc. ("Hilliard Lyons") is the Fund's administrator. Hilliard Lyons is a wholly-owned subsidiary of The PNC Financial Services Group, Inc. Hilliard Lyons provides administrative services required in connection with the operation of the Fund.

The Fund will pay quarterly fees for investment advisory and administrative services at an aggregate annual rate of % of the Fund's average daily total assets, consisting of an investment advisory fee of % and an administrative fee
of    %.

LEVERAGE

The Fund expects to use leverage through the issuance of preferred shares and/or through borrowings, including the issuance of debt securities. The Fund intends to use leverage initially of up to approximately 35% of its total assets (including the amount obtained through leverage). DPIM anticipates that the use of leverage should result in higher income to holders of Common Shares ("Common Shareholders") over time. The Fund generally will not use leverage, however, if DPIM anticipates that it would result in a lower return to Common Shareholders over time. Use of leverage creates an opportunity for increased return for Common Shareholders, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the Common Shares), and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund currently intends to issue preferred shares and/or incur borrowings approximately one to three months after completion of this offering, subject to market conditions and to the Fund's receipt of an AAA/Aaa credit rating on such preferred shares from a nationally recognized statistical rating organization, typically, Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Services ("Moody's"). During periods in which the Fund is using leverage, the fees paid to DPIM for investment advisory services and Hilliard Lyons for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total assets, including proceeds from the issuance of preferred shares and borrowings.

In connection with the Fund's anticipated use of leverage, it may seek to hedge the associated interest rate risks through interest rate swaps, caps or other derivative transactions. These transactions involve investment techniques and risks different from those associated with portfolio transactions in securities of utility companies. There is no assurance that any interest rate hedging transactions, if undertaken, will be successful, and such transactions may adversely affect the Fund's achievement of its investment objective. See "Leverage."

DISTRIBUTIONS

The Fund intends to make regular monthly cash distributions to Common Shareholders of the net investment income of the Fund, after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. DPIM expects that a significant portion of these cash distributions will consist of tax-advantaged dividends. The amount of each monthly distribution, and the portion that qualifies as tax-advantaged dividends, will vary depending on a number of factors, including dividends payable on the Fund's preferred shares or other costs of leverage. There can be no assurance as to the portion of the Fund's dividends that will be tax-advantaged. Common Shareholders who elect not to participate in the Fund's dividend reinvestment plan will receive all distributions in cash. The initial distribution is expected to be declared approximately 45 days and paid approximately 60 to 90 days after the completion of this offering, depending on market conditions. See "Distributions."

LISTING AND SYMBOL

The Fund anticipates that its Common Shares will be approved for listing on the
New York Stock Exchange under the symbol "   ."

DIVIDEND REINVESTMENT PLAN

Unless a Common Shareholder elects otherwise, all distributions from the Fund will be automatically reinvested in additional Common Shares under the Fund's dividend reinvestment plan. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Bank of New York as dividend disbursing agent. Some brokers may automatically elect to receive cash on your behalf and may reinvest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker. Whenever the Fund declares a dividend or other distribution payable in cash, participants in the dividend reinvestment plan will receive the equivalent in Common Shares. See "Dividend reinvestment plan."

CLOSED-END STRUCTURE

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities that are redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, including investments in illiquid securities. However, shares of closed-end funds frequently trade at a discount from their net asset value. In recognition of the possibility that the

Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Common Shareholders, the Fund's board of trustees (the "Board of Trustees"), in consultation with DPIM, from time to time may review possible actions to reduce any such discount. The Board of Trustees might consider open market repurchases or tender offers for Common Shares at net asset value. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. The Board of Trustees might also consider the conversion of the Fund to an open-end mutual fund. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Investors should note that the anticipated issuance of preferred shares to provide investment leverage could make a conversion to open-end form more difficult because of the voting rights of preferred shareholders, the costs of redeeming preferred shares and other factors. See "Description of capital structure."

STOCK PURCHASES AND TENDERS

The Fund's Board of Trustees currently contemplates that the Fund, at least once each year, may consider repurchasing Common Shares in the open market or in private transactions, or tendering for shares, in an attempt to reduce or eliminate a market value discount from net asset value, if one should occur.

SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT

             will serve as the Fund's shareholder servicing agent. The Bank of New York will serve as the Fund's custodian and transfer agent. See "Shareholder servicing agent, custodian and transfer agent."

RISKS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing, you should consider carefully the following risks that you assume when you invest in the Fund's Common Shares:

No operating history

The Fund is a closed-end investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

Investment and market risk

An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Sector/industry risk

The Fund will invest a significant portion of its assets in securities of issuers in the Utility Industry. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting this sector. As concentration in a sector increases, so does the potential for fluctuation in the net asset value of Common Shares.

Certain segments of the Utility Industry and individual companies within such segments may not perform as well as the sector as a whole. The Utility Industry historically has been subject to risks of increases in fuel, purchased power and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations. Telecommunications companies in particular have been subject to risks associated with increasing levels of competition, technology substitution (i.e. wireless, broadband and voice over Internet protocol, or VoIP), industry overcapacity, consolidation and regulatory uncertainty.

Foreign securities risk

Under normal market conditions, the Fund expects to invest 65-70% of its total assets in the securities of U.S. Issuers and the remainder in the securities of Non-U.S. Issuers. When the Fund invests in securities of Non-U.S. Issuers, it will be subject to risks not usually associated with owning securities of U.S. Issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund's securities. It may also be more difficult to obtain and enforce a judgment against a Non-U.S. Issuer. Foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Common stock risk

The Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Preferred stock risk

The Fund will have substantial exposure to preferred stocks. Preferred stocks involve credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to credit risk, investment in preferred stocks involves certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income on this position. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers' call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Debt securities risk

In addition to credit risk, investment in debt securities carries certain risks including:

..    Redemption Risk--Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

..    Limited Voting Rights--Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

..    Liquidity--Certain debt securities may be substantially less liquid than many other securities, such as U.S. government securities or common stocks.

Illiquid securities risk

The Fund may invest up to 20% of its total assets in illiquid securities, which are securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund values the securities. The Fund may invest in securities that are sold in direct private placement transactions and are neither listed on an exchange nor traded in the over-the-counter market.

Issuer risk

The value of common and preferred stocks may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer's goods and services.

Income risk

The income Common Shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund's preferred stock holdings and any bond holdings and Common Shareholder's income from the Fund could drop as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.

Tax risk

The value of the Fund's investments and its net asset value may be adversely affected by changes in tax rates and policies. Because the Fund's investment objective is to provide a high level of after-tax total return, the attractiveness of investing in common and preferred stocks that pay tax-advantaged dividends in relation to other investment alternatives is affected by changes in federal income tax laws and regulations, including changes in the tax-advantaged dividend provisions. Absent further legislation, higher tax rates will apply to taxable years beginning after December 31, 2008. Any proposed or actual changes in such rates, therefore, can significantly affect the after-tax returns of the Fund's investments in equity securities. This could in turn affect the Fund's net asset value and ability to acquire and dispose of equity securities at desirable returns and price levels. There can be no assurance as to the portion of the Fund's dividends that will be tax-advantaged. Additionally, the Fund is not a suitable investment for IRAs, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

Credit risk

Credit risk is the risk that an issuer of a preferred or debt security will become unable to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred or debt securities in the Fund's portfolio, the value of those obligations could decline, which could jeopardize the rating agencies' ratings of the preferred shares issued by the Fund. In addition, the underlying revenue source for a preferred or debt security may be insufficient to pay dividends, interest or principal in a timely manner. Because the primary source of income for the Fund is the dividend, interest and principal payments on the preferred or debt securities in which it invests, any default by an issuer of a preferred or debt security could have a negative impact on the Fund's ability to pay dividends on Common Shares. Even if the issuer does not actually default, adverse changes in the issuer's financial condition may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the issuer's obligations or the value of credit derivatives if the Fund has sold credit protection.

Non-investment grade securities risk

The Fund may invest up to 15% of its total assets in preferred stocks and bonds of below investment grade quality. The Fund's investments in such securities, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions.

Interest rate risk

Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in preferred stocks and fixed-rate debt securities means that the net asset value and price of the Common Shares may decline if market interest rates rise. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration and reduce the value of the security. The value of the Fund's common stock investments may also be influenced by changes in interest rates.

Hedging strategy risk
Certain of the investment techniques that the Fund may employ for hedging or, under certain circumstances, to increase income or total return, will expose the Fund to risks. Such investment techniques may include entering into interest rate and stock index futures contracts and options on interest rate and stock index futures contracts, purchasing and selling put and call options on securities and stock indices, purchasing and selling securities on a when-issued or delayed delivery basis, entering into repurchase agreements, lending portfolio securities and making short sales of securities "against the box." The Fund intends to comply with regulations of the Securities and Exchange Commission involving "covering" or segregating assets in connection with the Fund's use of options and futures contracts.

There are economic costs of hedging reflected in the pricing of futures, swaps, options, and swaption contracts which can be significant, particularly when long-term interest rates are substantially above short-term interest rates, as is the case at present. There may be an imperfect correlation between changes in the value of the Fund's portfolio holdings and hedging positions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, the Fund's success in using hedge instruments is subject to DPIM's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that DPIM's judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

Derivatives risk
The Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts in connection with its equity investments. If the Fund also invests in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon. Derivatives transactions of the types described above subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of tax-advantaged dividends.

Portfolio turnover risk
The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will not exceed 100% under normal market conditions, although it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and generate short-term capital gains taxable as ordinary income.

Non-diversified status
As a non-diversified investment company under the Investment Company of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified company because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's Common Shares. The Fund intends to comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the

"Code"), applicable to regulated investment companies. See "Risk factors--Non-Diversified Status." See also "Taxes" in the Statement of Additional Information.

Inflation risk
Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares issued by the Fund would likely increase, which would tend to further reduce returns to Common Shareholders.

Market price of Common Shares
The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund's Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund's Common Shares may be less than the public offering price. The returns earned by Common Shareholders who sell their Common Shares below net asset value will be reduced.

Management risk
The Fund is subject to management risk because it is an actively managed portfolio. DPIM and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market disruption risk
The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy and securities markets. These terrorist attacks and related events, including the war in Iraq, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover provisions
The Fund's Agreement and Declaration of Trust, dated March 12, 2004 (the "Agreement and Declaration of Trust"), includes provisions that could have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund's Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices. See "Description of capital structure--Anti-Takeover Provisions in the Agreement and Declaration of Trust."

Summary of Fund expenses
The following table assumes the issuance of preferred shares in an amount equal to 35% of the Fund's total assets (after issuance), assumes that the Fund issues approximately ___________ Common Shares and shows Fund expenses as a percentage of net assets attributable to Common Shares.

Shareholder transaction expenses
--------------------------------

   Sales load (as a percentage of offering price) .........................    ____%
   Offering expenses borne by the Fund (as a percentage of offering
      price)(1) ...........................................................    ____%
   Dividend reinvestment plan fees ........................................    None (2)

                                                                     Percentage of net assets
                                                                  attributable to Common Shares
                                                                     (assuming the issuance
Annual expenses                                                      of preferred shares)(3)
---------------                                                   -----------------------------
   Investment advisory fee ................................................    ____%
   Other expenses .........................................................    ____%(4)

   Total annual Fund operating expenses .............                  ____%

------------------------------
(1) DPIM has agreed to reimburse all organizational expenses of the Fund and pay all offering costs (other than the sales load) that exceed $0.04 per Common Share.

(2) There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(3) The table presented below in this footnote estimates what the Fund's annual expenses would be stated as percentages of the Fund's net assets attributable to Common Shares but, unlike the table above, assumes that no preferred shares are issued or outstanding. This will be the case, for instance, prior to the Fund's expected issuance of preferred shares. In accordance with these assumptions, the Fund's expenses would be estimated to be as follows:

                                                        Percentage of net assets
                                                      attributable to Common Shares
                                                        (assuming no preferred
                                                           shares are issued
Annual expenses                                            or outstanding)(5)
---------------                                       -----------------------------
   Investment advisory fee ..........................                  ____%
   Other expenses ...................................                  ____%
   Total annual Fund operating expenses .............                  ____%

------------------------------
(4) If the Fund offers preferred shares, costs of that offering, estimated to be approximately ____% of the total dollar amount of the preferred share offering (including the sales load paid to the underwriters for the preferred share offering), will be borne immediately by Common Shareholders and result in a reduction of the net asset value of the Common Shares. Assuming the issuance of preferred shares in an amount equal to 35% of the Fund's capital (after their issuance), these offering costs are estimated to be approximately $______ or $____ per Common Share (____% of the offering price). These offering costs are not included among the expenses shown in this table.

(5) Although it currently appears more likely that the Fund will issue preferred shares, in the event the Fund utilizes leverage through borrowings in an amount equal to 35% of the Fund's total assets (including the amount obtained through leverage), it is estimated that, as a percentage of net assets attributable to Common Shares, the "Investment
     advisory fee" would be   %, "Other expenses" would be   %, interest
     payments on borrowed funds (assuming an interest rate of ___%, which interest rate is subject to change based on prevailing market conditions) would be ___% and "Total annual expenses" would be ___%. Based on those expenses and in accordance with the example below, the expenses for years
     1, 3, 5 and 10 would be $     , $     , $     and $     respectively.

EXAMPLE

The purpose of the following table is to help a Common Shareholder understand the fees and expenses that such holder would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund's first year of operations, unless otherwise indicated, and assume that the Fund issues approximately ________ Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Management of the Fund."

As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $____, estimated offering expenses of this offering of $____ and the estimated offering costs of issuing preferred shares, assuming the Fund issues preferred shares representing 35% of the Fund's total assets (after their issuance), of $____) that you would pay on a $____ investment in Common Shares, assuming (i) total annual expenses of ____% of net assets attributable to Common Shares and (ii) a __% annual return(1):

                                               1 Year      3 Years     5 Years   10 Years
                                               ------      -------     -------   --------
Total Expenses Incurred .....................    $__         $__         $___      $___

------------------------------
(1) The example should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated "Other expenses" set forth in the Annual expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical __% annual return shown in the example.

The Fund

The Fund is a newly organized, closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a Delaware statutory trust on March 12, 2004 pursuant to the Agreement and Declaration of Trust governed by the laws of the state of Delaware and has no operating history. The Fund's principal office is located at 55 East Monroe, Suite 3600, Chicago, Illinois 60603, and its telephone number is (800) 864-0629 (toll-free).

Use of proceeds

The net proceeds of this offering of Common Shares will be approximately $__________ ($____________ if the underwriters exercise the over-allotment option in full) after payment of the sales load and organizational and offering costs (other than the sales load) expected to be approximately $___ per Common Share. The net proceeds of the offering will be invested in accordance with the Fund's investment objective and investment strategies (as stated below) as soon as practicable after completion of the offering. The Fund currently anticipates being able to do so within three months after the completion of the offering. Pending investment of the net proceeds in accordance with the Fund's investment objective and investment strategies, the Fund will invest in money market securities or money market mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and investment strategies, the Fund's yield would be somewhat lower, but that its net asset value would be subject to less fluctuation, than would be the case at such time as the Fund is fully invested.

Investment objective and principal investment strategies

GENERAL

The Fund's investment objective is to provide a high level of after-tax total return. The return is expected to consist primarily of tax-advantaged dividend income and capital appreciation. The Fund intends to pursue this objective by investing at least 80% of its total assets in common and preferred stocks of domestic and foreign companies involved to a significant extent in providing products, services or equipment for the Utility Industry. The Utility Industry consists of companies involved in (i) the generation or distribution of electricity, gas or water, (ii) telecommunications activities or (iii) infrastructure operations, such as airports, toll roads and municipal services. A company will be deemed to be involved in the Utility Industry to a significant extent if at least 50% of its assets, gross income or profits are committed to or derived from one or more of the activities in the areas described above. The Fund may invest its portfolio of equity securities in companies of any market capitalization. Under normal market conditions, the remaining 20% of the Fund's total assets may be invested in other securities including stocks, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments in the Utility Industry or other industries. Moreover, should extraordinary conditions affecting the Utility Industry or securities markets as a whole warrant, the Fund may temporarily be primarily invested in money market securities or money market mutual funds. When the Fund is invested in these instruments for temporary or defensive purposes, it may not achieve its investment objective.

GLOBAL FOCUS

Under normal market conditions, the Fund expects to invest 65-70% of its total assets in the securities of issuers located in the United States ("U.S. Issuers") and the remainder in the securities of issuers located in countries other than the United States ("Non-U.S. Issuers"). Initially, the Fund expects to invest approximately 20% of its total assets in the securities of Non-U.S. Issuers. Under normal market conditions, the Fund will invest in issuers located in at least three countries, including the United States. Investing in securities of foreign issuers, which generally are denominated in foreign currencies, may involve certain risks and opportunity considerations not typically associated with investing in domestic companies and could cause the Fund to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.

UTILITY INDUSTRY CONCENTRATION

The Fund intends to invest at least 80% of its total assets in the securities of domestic and foreign companies involved to a significant extent in the Utility Industry. Utility securities have historically been among the highest yielding equity sectors and have experienced less volatile historic returns relative to the broader stock market. For the twenty-five year period from December 31, 1978 to December 31, 2003, the average beta of utility securities in the Dow Jones Utility Average was 0.37. Beta is a commonly used measurement of volatility relative to the broader stock market, which generally has a beta of 1. A stock with a beta of less than 1 has a return associated with it that is less volatile than the broader market. Because of their historically low correlation to the broader stock market, utility securities can provide effective diversification to an overall investment portfolio.

Demand for electricity and gas energy is forecast to increase. The Energy Information Administration, a division of the U.S. Department of Energy, estimates that demand for primary energy will increase 43% between 2001 and 2025.

Certain segments of the Utility Industry and individual companies within such segments may not perform as well as the Utility Industry as a whole. Many companies in the Utility Industry have historically been subject to risks of increases in fuel and other operating costs, high interest costs on borrowings needed for capital improvement programs and costs associated with compliance with and changes in environmental and other governmental regulations. In particular, regulatory changes with respect to nuclear and conventionally fueled power generating and transmission facilities could increase costs or impair the ability of companies in the Utility Industry to operate and utilize such facilities, thus reducing the companies' earnings or resulting in losses. Rates of return on investment of certain companies in the Utility Industry are subject to review by government regulators. Changes in regulatory policies or accounting standards may negatively affect the earnings or dividends of companies in the Utility Industry. Costs incurred by utilities, such as fuel and purchased power costs, often are subject to immediate market action resulting from such things as political or military forces operating in geographic regions where oil production is concentrated or global or regional weather conditions, such as droughts, while the rates of return of utility companies generally are subject to review and limitation by state and/or national public utility commissions, which results ordinarily in a lag or an absence of correlation between costs and return. It is also possible that costs may not be offset by return. Utilities have, in recent years, been affected by increased competition, which could adversely affect the profitability or viability of such utilities. Electric utilities may also be subject to increasing economic pressures due to deregulation of generation, transmission and other aspects of their business. Telecommunications companies have been subject to risks associated with increasing levels of competition, technology substitution (i.e. wireless, broadband and voice over Internet protocol, or VoIP), industry overcapacity, consolidation and regulatory uncertainty.

The investment policy of the Fund of investing at least 80% of the Fund's total assets in common and preferred stocks of companies involved to a substantial extent in the Utility Industry may be changed by the Fund's Board of Trustees without shareholder approval. Common Shareholders will, however, receive at least 60 days prior notice of any change in this policy.

TAX-ADVANTAGED DIVIDENDS

Under normal market conditions, the Fund will invest at least 80% of its total assets (net assets plus borrowing for investment purposes) in the common and preferred stocks of companies that DPIM believes at the time of acquisition are eligible to pay dividends which, for individual shareholders, qualify for U.S. federal income taxation at rates applicable to long-term capital gains, which currently are taxed at a maximum rate of 15% ("tax-advantaged dividends"). Tax-advantaged dividends generally include dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. The Fund generally can pass the tax treatment of tax-advantaged dividends it receives through to its holders of Common Shares ("Common Shareholders"). For the Fund to receive tax-advantaged dividends, the Fund must, in addition to other requirements, hold the otherwise qualified stock for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date (or, in the case of preferred stock, more than 90 days during the 181-day period beginning 90 days before the ex-dividend date). Although current law only provides a 120-day and 180-day period for holding such stock, a proposed technical correction to the law would extend such periods to 121 days and 181 days, respectively. The Treasury Department and the Internal Revenue Services (the "IRS") have announced that taxpayers may apply the extended periods as if the legislation were already enacted in filing their federal income tax returns. The "ex-dividend date" is the date which is established by a stock exchange (usually two business days before the record date) whereby the owner of a security at the commencement of such date is entitled to receive the next issued dividend payment for such security, even if the security is sold by such owner on the ex-dividend date or thereafter. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. For an individual shareholder to be taxed at long-term capital gain rates on dividends received from the Fund which otherwise would be eligible for treatment as tax-advantaged dividends, the shareholder must hold his or her Common Shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date for the Fund's Common Shares. Consequently, short-term investors in the Fund will not realize the benefits of tax-advantaged dividends. There can be no assurance as to the portion of the Fund's dividends that will be tax-advantaged. The provisions of the Internal Revenue Code of 1986, as amended (the "Code") applicable to tax-advantaged dividends are currently effective through December 31, 2008 but may be changed at any time, possibly with retroactive effect. Thereafter, higher tax rates will apply unless further legislative action is taken.

In selecting securities for the Fund's portfolio, DPIM will focus on common and preferred stocks of the Utility Industry that are attractively valued and produce an attractive level of tax-advantaged dividend income. DPIM will also consider a security's potential for dividend growth and capital appreciation. DPIM generally uses a value approach in selecting the Fund's equity investments. Using this investment style, DPIM selects securities selling at what it believes are discounts to their underlying values and then may hold such securities until the market values reflect their intrinsic values or longer. Investment decisions are made primarily on the basis of fundamental research. DPIM evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making investment decisions, DPIM relies upon information provided by, and the expertise of, DPIM's experienced team of portfolio managers and research analysts. When selecting securities, DPIM focuses on factors such as balance sheet strength, growth rates, valuation relative to peers, changes in the regulatory environment, and environmental compliance measures. DPIM also considers (among other factors) a company's earnings or cash flow capabilities, dividend prospects and the federal income tax treatment of a company's dividends, the strength of the company's business franchises, estimates of the company's net value and the strategies proposed by the company's management team. Based on its on level of expertise, DPIM will subjectively evaluate the ability of the company's management team to execute the proposed strategy.

The Fund may invest the remaining 20% of its assets in equity securities and in investment grade and below investment grade fixed-income securities (subject to the 15% limitation on below investment grade securities described below), including debt instruments and real estate investment trusts, that generate income taxable at ordinary income rather than long-term capital gain rates. For any year, so long as the Fund's ordinary income, tax-exempt income (if any) and net realized short-term capital gains in excess of net long-term capital losses are fully offset by expenses of the Fund, all of the Fund's income distributions would be characterized as tax-advantaged dividends. Although the Fund intends to pay tax-advantaged dividends to its shareholders, there is no guarantee that the Fund will achieve its objective and therefore, a portion of the Fund's income distributions may be taxable as ordinary income (i.e., income other than tax-advantaged dividends).

TAX-MANAGED INVESTING

The Fund also seeks to achieve favorable after-tax returns in part by seeking to reduce the capital gains taxes incurred by Common Shareholders in connection with the Fund's portfolio investments. DPIM attempts to minimize distributions of long-term capital gains taxable to Common Shareholders by seeking to avoid, to the extent consistent with the Fund's investment objective, the sale of securities with large accumulated capital gains. When a decision is made to sell a portion of the Fund's holdings of a particular appreciated security, DPIM generally will seek to select for sale the share lots resulting in the most favorable tax treatment for Common Shareholders, generally those with holding periods sufficient to qualify for long-term capital gain treatment that have the highest cost basis. DPIM may also sell securities to realize capital losses that can be used to offset realized gains. To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as the purchase and sale of futures contracts on securities and securities indices and options thereon, the purchase of put options and the sale of call options on securities held, equity swaps, covered short sales and forward sales of securities). By using these techniques rather than selling appreciated securities, the Fund may, subject to certain limitations, attempt to reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. There can be no assurance that the Fund will use these strategies or that they will be successful if used. Dividends received by the Fund on securities with respect to which the Fund is obligated to make related payments with respect to positions in substantially similar or related property (pursuant to short sales or otherwise) will not be eligible for treatment as tax-advantaged dividends, and the use of put and call options may reduce the Fund's holding period for the underlying stock for purposes of determining whether dividends paid on such stock are eligible to be passed through to shareholders as tax-advantaged dividends.

DIVIDEND CAPTURE TRADING

The Fund may seek to enhance the level of tax-advantaged dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that it held past its ex-dividend date to purchase another stock paying a dividend before the next dividend of the stock being sold. By entering into such trades, the Fund could augment the amount of dividend income it receives over the course of a year. In order for dividends to qualify as tax-advantaged dividends, the Fund must comply with the holding period requirements described herein. The use of dividend capture strategies will expose the Fund to increased trading costs and the potential for capital loss.

INVESTMENTS IN BELOW INVESTMENT GRADE SECURITIES

Under normal market conditions, the Fund's investments in preferred stock and other fixed-income securities will primarily be rated investment grade. However, the Fund may, from time to time, invest up to 15% of its total assets in securities rated below investment grade at the time of acquisition. These below investment grade quality securities are commonly referred to as "junk bonds" and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal. DPIM retains broad discretion to allocate investments among common stocks, preferred stocks and debt securities in the manner it believes will best achieve the Fund's investment objective.

PORTFOLIO INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its total assets (net assets plus borrowing for investment purposes) in dividend-paying common and preferred stocks of domestic and foreign utility companies that DPIM believes at the time of acquisition are attractively valued and eligible to pay dividends which, for individual shareholders, qualify for U.S. federal income taxation at rates applicable to long-term capital gains, which currently are taxed at a maximum rate of 15% ("tax-advantaged dividends"). The Fund may invest the remainder of its assets in other equity and debt securities the income from which does not qualify for such tax treatment. Under normal market conditions, the Fund expects to invest 65-70% of its total assets in the securities of issuers located in the United States ("U.S. Issuers") and the remainder in the securities of issuers located in countries other than the United States ("Non-U.S. Issuers"). Initially, the Fund expects to invest approximately 20% of its total assets in the securities of Non-U.S. Issuers. The Fund intends to make regular monthly cash distributions to common shareholders, a significant portion of which is expected to consist of tax-advantaged dividends.

Common stocks

Common stock represents an equity ownership interest in an issuer. The Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Preferred stocks

Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock.

Although they are equity securities, preferred stocks have certain characteristics of both debt and common stock. They are debt-like in that their promised income is usually contractually fixed. They are common stock-like in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

In order to be payable, dividends on preferred stock must be declared by the issuer's board of directors or trustees. In addition, distributions on preferred stock may be subject to deferral and thus may not be automatically payable. Income payments on some preferred stocks are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or trustees or otherwise made payable. Other preferred stocks are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although DPIM would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers' industries or sectors. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates and in the dividends received deduction or the characterization of dividends as tax-advantaged as described herein.

Because the claim on an issuer's earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund's holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Corporate bonds and other debt securities

If deemed advisable by DPIM to increase income or total return or to reduce risk, the Fund may also invest in corporate bonds, debentures and other debt securities of companies in the Utility Industry or other industries and sectors. Debt securities in which the Fund may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are "perpetual" in that they have no maturity date.

The Fund will not invest more than 15% of its total assets in securities rated below investment grade. The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

Warrants

The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible securities and bonds with warrants attached

The Fund may invest in preferred stocks and fixed-income obligations that are convertible into common stocks of domestic and foreign issuers, and bonds issued as a unit with warrants to purchase equity or fixed-income securities. Convertible securities in which the Fund may invest, comprised of both convertible debt and convertible preferred stock, may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities generally enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities often provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the market price of the underlying common stock.

Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds may also be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at a favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Real estate investment trusts

The Fund may invest in companies that are treated as real estate investment trusts for federal income tax purposes ("REITs"). REITs are financial vehicles that pool investors' capital to acquire, develop and/or finance real estate and provide services to their tenants. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., regional malls, shopping centers, office buildings, apartment buildings and industrial warehouses. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increasing competition and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends than most other operating companies, to the extent application of the Fund's investment strategy results in the Fund investing in REIT shares, the percentage of the Fund's dividend income received from REIT shares will likely exceed the percentage of the Fund's portfolio that is comprised of REIT shares. REIT income distributions received by the Fund generally will not be treated as tax-advantaged dividends.

INVESTMENT TECHNIQUES

The Fund may from time to time employ a variety of investment techniques, including those described below, to hedge against fluctuations in the price of portfolio securities, to enhance total return or to provide a substitute for the purchase or sale of securities. Some of these techniques, such as purchases of put and call options, options on stock indices and stock index futures and entry into certain credit derivative transactions and short sales, are hedges against or substitutes for investments in equity investments. Other techniques, such as the purchase of interest rate futures and entry into transactions involving interest rate swaps, options on interest rate swaps and certain credit derivatives, are hedges against or substitutes for investments in debt securities. The Fund's ability to utilize any of the techniques described below may be limited by restrictions imposed on its operations in connection with obtaining and maintaining its qualification as a regulated investment company under the Code.

Short sales

The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

The ability to use short sale against-the-box strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days of the end of the Fund's taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed. Not meeting these requirements would trigger the recognition of gain on the underlying appreciated securities position under the federal tax laws applicable to constructive sales. Dividends received on securities with respect to which the Fund is obligated to make related payments (pursuant to short sales or otherwise) will be treated as fully taxable ordinary income.

When-issued and delayed delivery transactions

New issues of preferred and debt securities may be offered on a when-issued or delayed delivery basis, which means that delivery and payment for the securities normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the dividends that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of acquiring the securities, but may sell these securities before the settlement date if DPIM deems it advisable. No additional when-issued or delayed delivery commitments will be made if more than 20% of the Fund's total assets would be so committed. Securities purchased on a when-issued or delayed delivery basis may be subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased or sold on a when-issued or delayed delivery basis may expose the Fund to risk because they may experience these fluctuations prior to their actual delivery. The Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed delivery basis prior to its stated delivery date but will accrue income on a delayed delivery security it has sold. Purchasing or selling securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of liquid securities equal at all times to the amount of the Fund's when-issued and delayed delivery purchase commitments will be established and maintained with the Fund's custodian. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net asset value per share; that is, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued or delayed delivery basis, greater fluctuations in its net asset value per share may occur than if it has set aside cash to satisfy its purchase commitments.

Temporary investments

During unusual market circumstances, the Fund may invest temporarily in cash, money market securities, money market mutual funds or cash equivalents, which may be inconsistent with the Fund's investment objective. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio turnover

As noted above, DPIM may sell securities to realize capital losses that can be used to offset capital gains (but not tax-advantaged dividends or other ordinary income) or in connection with dividend capture strategies. Use of these strategies will increase portfolio turnover. Although the Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will not exceed 100% (excluding turnover of securities having a maturity of one year or less) under normal market conditions, although it could be materially higher under certain conditions. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in realization of net short-term capital gains.

Illiquid securities

The Fund may invest in securities for which there is no readily available trading market or are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to
Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"), and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by DPIM pursuant to procedures adopted by the Board of Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing their fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income.

When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets. While there is a risk that large fluctuations in the market value of the Fund's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of DPIM. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Leverage

The Fund expects to use leverage through the issuance of preferred shares and/or through borrowings, including the issuance of debt securities. The Fund intends to use leverage initially of up to 35% of its total assets (including the amount obtained from leverage). The Fund generally will not use leverage if DPIM anticipates that it would result in a lower return to Common Shareholders for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities.

Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility of net asset value and market price of the Common Shares. There is a risk that fluctuations in the dividend rates on any preferred shares or the interest rates on any borrowings may adversely affect the return to the holders of the Common Shares. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. DPIM in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate in the circumstances.

The Fund may seek to hedge the interest rate risks associated with leverage through interest rate swaps, caps or other derivative transactions. These transactions involve investment techniques and risks different from those associated with portfolio transactions in securities of utility companies. There is no assurance that any interest rate hedging transactions, if undertaken, will be successful, and such transactions may adversely affect the Fund's achievement of its investment objective.

Changes in the value of the Fund's portfolio (including investments bought with the proceeds of the preferred shares offering or borrowing program) will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the leverage will decrease (or increase) the net asset value per share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using leverage, the fees paid to DPIM for investment advisory services and to Hilliard Lyons for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total assets, which includes proceeds from borrowings and the issuance of preferred shares. As discussed under "Description of capital structure--Preferred Shares," the Fund's issuance of preferred shares may alter the voting power of Common Shareholders.

The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for any preferred shares issued by the Fund and by borrowing program covenants. These guidelines and covenants may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will significantly impede DPIM from managing the Fund's portfolio in accordance with the Fund's investment objective and investment strategies.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%. Though the Fund may issue preferred shares amounting to 50% leverage, it does not intend to exceed 35% leverage, at which point there will be an asset coverage of 286%. Initially, Common Shareholders will elect each of the trustees of the Fund. If the Fund issues preferred shares, the holders of the preferred shares will elect two of the trustees of the Fund. In the event the Fund failed to pay dividends on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the trustees until the dividends are paid.

To qualify for federal income taxation as a "regulated investment company," the Fund must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain). The Fund also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax. If the Fund is precluded from making distributions on the Common Shares because of any applicable asset coverage requirements, the terms of the preferred shares may provide that any amounts so precluded from being distributed, but required to be distributed for the Fund to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special dividend. This dividend can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

The Fund's willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on DPIM's ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

Assuming the utilization of leverage in the amount of 35% of the Fund's total assets and an annual dividend rate on preferred shares of % payable on such leverage based on market rates as of the date of this Prospectus, the additional income that the Fund must earn (net of expenses) in order to cover such dividend payments is %. The Fund's actual cost of leverage will be based on market rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage may be higher or lower than that assumed in the previous example.

The following table is designed to illustrate the effect on the return to a holder of the Fund's Common Shares of leverage in the amount of approximately 35% of the Fund's total assets, assuming hypothetical annual returns of the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when the portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed portfolio return (net of expenses) .............  (10)%   (5)%      0%     5%    10%
Corresponding Common Share return ......................  (__)%   (__)%   (__)%   __%    __%

In addition to the issuance of preferred shares, the Fund may use a variety of additional strategies that would be viewed as potentially adding leverage to the portfolio, subject to rating agency limitations. These include the sale of credit default swap contracts and the use of other derivative instruments and, prior to the issuance of preferred shares, reverse repurchase agreements. By adding additional leverage, these strategies have the potential to increase returns to Common Shareholders, but they also involve additional risks. Additional leverage will increase the volatility of the Fund's investment portfolio and could result in larger losses than if the strategies were not used. However, to the extent that the Fund enters into offsetting transactions or owns positions covering its obligations, the leveraging effect is expected to be minimized or eliminated.

During the time in which the Fund is utilizing leverage, the fees paid to DPIM and Hilliard Lyons for services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund's total assets (net assets plus borrowing for investment purposes). Only the Fund's Common Shareholders bear the cost of the Fund's fees and expenses.

Until the Fund issues preferred shares or incurs borrowings, the Common Shares will not be leveraged, and the risks and special considerations related to leverage described in this Prospectus will not apply. The benefits of the leveraging of the Common Shares cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund's investment objective and investment strategies.

Risks

Investing in the Fund involves risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks before investing in the Fund.

NO OPERATING HISTORY

The Fund is a closed-end investment company with no history of operations and is designed for long-term investors and not as a trading vehicle.

INVESTMENT AND MARKET RISK

An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

SECTOR/INDUSTRY RISK

The Fund will invest a significant portion of its assets in the securities of issuers in the Utility Industry. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting this sector. As concentration in a sector increases, so does the potential for fluctuation in the net asset value of Common Shares. Companies in this industry historically have been subject to risks of increases in fuel, purchased power and other operating costs, and high interest costs on borrowings needed for capital improvement programs. Furthermore, telecommunications companies have been subject to risks associated with increasing levels of competition, technology substitution (i.e. wireless, broadband and voice over Internet protocol, or VoIP), industry overcapacity, consolidation and regulatory uncertainty.

Companies in the Utility Industry and their customers may be impacted by terrorist activities and natural or man-made disasters, including events such as the recent blackout that affected electric utility companies in many Mid-Atlantic and Midwest states.

Companies in the Utility Industry are also generally subject to increased costs associated with compliance with environmental regulations. Compliance with environmental regulations may require significant capital and operating expenditures, including costs associated with monitoring, pollution control equipment and mitigation of environmental impacts. New environmental initiatives by governments and industry groups, including future efforts to reduce greenhouse gas emissions, could require significant capital expenditures and affect production output of companies in the Utility Industry. Foreign companies in the Utility Industry may be adversely affected by the Kyoto Protocol, by which most industrialized nations agreed to reduce their emissions of carbon dioxide and other greenhouse gasses. Although the Kyoto Protocol has not yet become binding, European Union regulatory actions aiming to achieve the Kyoto Protocol's reduction targets may have a negative impact on companies in the Utility Industry.

Utility companies are typically subject to increased governmental regulation in other areas. Changes in the regulatory framework could have a negative impact for companies in the Utility Industry. In particular, changes to, or a repeal of, the Public Utility Holding Company Act of 1935, as has been proposed by certain members of

Congress, could negatively impact companies in the Utility Industry. Further, regulatory changes with respect to nuclear and conventionally fueled power generating and transmission facilities could increase costs or impair the ability of the utility companies to operate and utilize such facilities, thus reducing the utility companies' earnings or resulting in losses. Rates of return on investment of certain utility companies are subject to review by government regulators. Changes in regulatory policies or accounting standards may negatively affect utility companies' earnings or dividends. Costs incurred by utilities, such as fuel and purchased power costs, often are subject to immediate market action resulting from such things as political or military forces operating in geographic regions where oil production is concentrated or global or regional weather conditions, such as droughts, while the rate of return of utility companies generally are subject to review and limitation by state public utility commissions, which often results in a lag or an absence of correlation between costs and return. It is also possible that costs may not be offset by return. Utilities have, in recent years, been affected by increased competition, which could adversely affect the profitability or viability of such utilities. Electric utilities may also be subject to increasing economic pressures due to deregulation of generation, transmission and other aspects of their business.

FOREIGN SECURITIES RISK

Under normal market conditions, the Fund expects to invest 65-70% of its total assets in the securities of U.S. Issuers and the remainder in the securities of Non-U.S. Issuers. Initially, the Fund expects to invest approximately 20% of its total assets in the securities of Non-U.S. Issuers. When the Fund invests in securities of Non-U.S. Issuers, it will be subject to risks not usually associated with owning securities of U.S. Issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund's securities. It may also be more difficult to obtain and enforce a judgment against a Non-U.S. Issuer. Foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

COMMON STOCK RISK

The Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

PREFERRED STOCK RISK

The Fund will have substantial exposure to preferred stocks. Preferred stocks involve credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to credit risk, investment in preferred stocks involves certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If the Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income on this position. Preferred stocks often contain provisions that allow for redemption in the event of certain tax or legal changes or at the issuers' call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue. Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

DEBT SECURITIES RISK

In addition to credit risk, investment in debt securities carries certain risks, including:

..    Redemption risk--Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

..    Limited voting rights--Debt securities typically have limited voting rights, except in cases when interest payments have not been made and the issuer is in default.

..    Liquidity--Certain debt securities may be substantially less liquid than many other securities, such as U.S. government securities or common stocks.

Illiquid securities risk

The Fund may invest up to 20% of its total assets in illiquid securities, which are securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund values the securities. The Fund may invest in securities that are sold in direct private placement transactions and are neither listed on an exchange nor traded in the over-the-counter market.

ISSUER RISK

The value of common and preferred stocks may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

INCOME RISK

The income Common Shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long-term. If prevailing market interest rates drop, distribution rates of the Fund's preferred stock holdings and any bond holdings and Common Shareholder's income from the Fund could drop as well. The Fund's income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.

TAX RISK

The value of the Fund's investments and its net asset value may be adversely affected by changes in tax rates and policies. Because the Fund's investment objective is to provide a high level of after-tax total return, the attractiveness of investing in common and preferred securities that pay tax-advantaged dividends in relation to other investment alternatives will be affected by changes in federal income tax laws and regulations, including changes in the tax-advantaged dividend provisions. Absent further legislation, higher tax rates will apply to taxable years beginning after December 31, 2008. Any proposed or actual changes in such rates, therefore, can significantly affect the after-tax returns of the Fund's investments in equity securities. This could in turn affect the Fund's net asset value and ability to acquire and dispose of equity securities at desirable returns and price levels. There can be no assurance as to the portion of the Fund's dividends that will be tax-advantaged. Additionally, the Fund is not a suitable investment for IRAs, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments. For an individual holder of Common Shares to receive tax-advantaged dividends from the Fund, the shareholder, in addition to other requirements, must have held his or her Common Shares for more than 91 days during the 181-day period beginning 90 days before the ex-dividend date. Although current law only provides a 180-day period for holding such stock, a proposed technical correction to the law would extend such period to 181 days. The Treasury Department and the Internal Revenue Service have announced that taxpayers may apply the extended periods as if the legislation were already enacted in filing their federal income tax returns. Consequently, short-term investors in the Fund will not realize the benefits of tax-advantaged dividends.

CREDIT RISK

Credit risk is the risk that an issuer of a preferred or debt security will become unable to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred or debt securities in the Fund's portfolio, the value of those obligations could decline, which could jeopardize the rating agencies' ratings of the preferred shares issued by the Fund. In addition, the underlying revenue source for a preferred or debt security may be insufficient to pay dividends, interest or principal in a timely manner. Because the primary source of income for the Fund is the dividend, interest and principal payments on the preferred or debt securities in which it invests, any default by an issuer of a preferred or debt security could have a negative impact on the Fund's ability to pay dividends on Common Shares. Even if the issuer does not actually default, adverse changes in the issuer's financial condition may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the issuer's obligations or the value of credit derivatives if the Fund has sold credit protection.

NON-INVESTMENT GRADE SECURITIES RISK

The Fund's investments in preferred stocks and bonds of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund's net asset value and income distributions. The prices of these lower quality preferred stocks and bonds are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer's revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, such a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates. The Fund will not invest more than 15% of its total assets in securities rated below investment grade. The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

INTEREST RATE RISK

Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise, the market value of such securities generally will fall. The Fund's investment in preferred stocks and fixed-rate debt securities means that the net asset value and price of the Common Shares may decline if market interest rates rise. The net asset value of the Fund's investments in common stock may also fluctuate based on changes in interest rates. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration and reduce the value of the security. This is known as extension risk. The value of the Fund's common stock investments may also be influenced by changes in interest rates.

HEDGING STRATEGY RISK

Certain of the investment techniques that the Fund may employ for hedging or, under certain circumstances, to increase income or total return will expose the Fund to risks. In addition to the hedging techniques described elsewhere (i.e., positions in Treasury Bond or Treasury Note futures contracts, use of options on these positions, positions in interest rate swaps, options thereon ("swaptions") and credit derivatives), such investment techniques may include entering into interest rate and stock index futures contracts and options on interest rate and stock index futures contracts, purchasing and selling put and call options on securities and stock indices, purchasing and selling securities on a when-issued or delayed delivery basis, entering into repurchase agreements, lending portfolio securities and making short sales of securities "against the box." The Fund intends to comply with regulations of the Securities and Exchange Commission involving "covering" or segregating assets in connection with the Fund's use of options and futures contracts.

There are economic costs of hedging reflected in the pricing of futures, swaps, options, and swaption contracts which can be significant, particularly when long-term interest rates are substantially above short-term interest rates, as is the case at present. The desirability of moderating these hedging costs will be a factor in DPIM's choice of hedging strategies, although costs will not be the exclusive consideration in selecting hedge instruments. In addition, the Fund may select individual investments based upon their potential for appreciation without regard to the effect on current income in an attempt to mitigate the impact on the Fund's assets of the expected normal cost of hedging.

There may be an imperfect correlation between changes in the value of the Fund's portfolio holdings and hedging positions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, the Fund's success in using hedge instruments is subject to DPIM's ability to predict correctly changes in the relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that DPIM's judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

DERIVATIVES RISK

Derivative transactions (such as futures contracts and options thereon, options, swaps and short sales) subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of tax-advantaged dividends.

PORTFOLIO TURNOVER RISK

The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will not exceed 100% (excluding turnover of securities having a maturity of one year or less) under normal market conditions, although it could be materially higher under certain conditions. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in realization of net short-term capital gains.

NON-DIVERSIFIED STATUS

As a non-diversified investment company under the 1940 Act, the Fund is not limited in the proportion of its assets that may be invested in securities of a single issuer, and accordingly, may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. However, the Fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Code, which generally will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. See "Taxes" in the Statement of Additional Information. To so qualify, among other requirements, the Fund will limit its investments so that at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and
(b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any issuer (other than U.S. government securities and the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses. Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund may, under certain circumstances, present greater risk to an investor than an investment in a diversified company because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's Common Shares.

INFLATION RISK

Inflation risk is the risk that the purchasing power of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, the interest rate payable on any debt owed by the Fund and dividend rates of preferred shares of the Fund would likely increase, each of which would tend to further reduce returns to Common Shareholders.

MARKET PRICE OF COMMON SHARES

The shares of closed-end management investment companies often trade at a discount to their net asset value, and the Fund's Common Shares may likewise trade at a discount to net asset value. The trading price of the Fund's Common Shares may be less than the public offering price. The returns earned by Common Shareholders who sell their Common Shares below net asset value will be reduced.

MANAGEMENT RISK

The Fund is subject to management risk because it is an actively managed portfolio. DPIM and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

MARKET DISRUPTION RISK

The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy and securities markets. These terrorist attacks and related events, including the war in Iraq, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

ANTI-TAKEOVER PROVISIONS

The Fund's Agreement and Declaration of Trust includes provisions that could have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund or the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices. See "Description of capital structure--Anti-Takeover Provisions in the Agreement and Declaration of Trust."

Management of the Fund

TRUSTEES AND OFFICERS

The Board of Trustees is responsible for the overall management of the Fund,
including supervision of the duties performed by DPIM. There are     trustees of
the Fund. The name and business address of the trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

INVESTMENT ADVISER

Duff & Phelps Investment Management Co. serves as the Fund's investment adviser
under an investment advisory agreement (the "Advisory Agreement") dated        ,
2004. DPIM is a wholly-owned subsidiary of Phoenix Investment Partners, which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. Prior to May 11, 1998, Phoenix Investment Partners was known as Phoenix Duff & Phelps Corporation. The address of DPIM is 55 East Monroe Street, Chicago, Illinois 60603.

DPIM (together with its predecessor) has been in the investment advisory business for more than 70 years and has more than $5.2 billion in client accounts under discretionary management. DPIM acts as adviser to three other closed-end investment companies registered under the 1940 Act and three open-end investment companies under the 1940 Act.

Under the terms of the Advisory Agreement, DPIM will furnish investment supervision to the Fund and will be responsible for the management of the Fund's portfolio, subject to the overall control of the Board of Trustees of the Fund. For its services, DPIM will receive from the Fund a quarterly management fee at the annual rate of % of the Fund's average daily total assets.

During the term of the Advisory Agreement, the Fund will be managed by a team of investment professionals. The portfolio managers responsible for management of the Fund are as follows:

Nathan I. Partain, CFA

Mr. Partain has been President, Chief Executive Officer and Chief Investment Officer of DNP Select Income Fund Inc. since 2001 (Executive Vice President and Chief Investment Officer, 1998 - 2001) and President and Chief Executive Officer of Duff & Phelps Utility & Corporate Bond Trust Inc. and of DTF Tax-Free Income Inc. since February 2004. Mr. Partain is also an Executive Vice President of DPIM (since January 1997). He was Director of Utility Research at Duff & Phelps Investment Research Co. from 1989-1996 (Director of Equity Research, 1993-1996 and Director of Fixed Income Research, 1993). Mr. Partain has been with DPIM for 17 years. He is also a director of Otter Tail Corporation (since 1993).

Deborah Jansen, CFA

Ms. Jansen has been a Senior Vice President for DPIM since 2001. Ms. Jansen was a Senior Vice President, Principal and Equity Portfolio Manager at Stein Roe and Farnham, Inc. from 1996 to 2000. Ms. Jansen concentrates her research on the global electrical and natural gas industries. She has been with DPIM for 3 years.

Randle L. Smith, CFA

Mr. Smith has been a Senior Vice President of DPIM since January 1998. He was a Managing Director of DPIM from 1996-1998. From 1990-1995, Mr. Randle was employed by Duff & Phelps Investment Research Co., where he served as a Managing Director (1995), a Vice President (1992-1994), an Assistant Vice President
(1991) and an Analyst (1990). Mr. Smith concentrates his research on the global electrical and natural gas industries. He has been with DPIM for 14 years.

Connie M. Luecke, CFA

Ms. Luecke has been a Senior Vice President of DPIM since January 1998. She was a Managing Director of DPIM from 1996-1998. From 1992-1995, Ms. Luecke was employed by Duff & Phelps Investment Research Co., where she served as a Managing Director (1995), a Vice President (1994), an Assistant Vice President
(1991) and an Analyst (1990). Ms. Luecke concentrates her research on the global telecommunications industry. She has been with DPIM for 12 years.

T. Brooks Beittel, CFA

Mr. Beittel has been a Senior Vice President of DPIM since 1993 (Vice President 1987-1993) and Secretary and Senior Vice President of DNP Select Income Fund Inc. since 1993. Mr. Beittel concentrates his research on fixed-income securities. He has been with DPIM for 18 years.

Michael Schatt

Michael Schatt joined DPIM in 1994 as a Senior Vice President. Mr. Schatt is the senior portfolio manager for all REIT products managed by DPIM. These products include the REIT portfolio within the DNP Select Income Fund Inc., a closed-end fund, the Phoenix-Duff & Phelps Real Estate Securities Fund (PHRAX), the Phoenix-Duff & Phelps Real Estate Securities Series subaccount of the Phoenix Edge Series annuity products, and separate accounts. Mr. Schatt has been with DPIM for 10 years.

Previously, Mr. Schatt spent four years as a director of the Real Estate Advisory Practice for Coopers & Lybrand, LLC, advising foreign pension funds on the acquisition and disposition of U.S. real estate assets and assisting clients in evaluating public real estate investments as an alternative to private real estate investments. Prior to joining Coopers & Lybrand, he had 10 years' experience in real estate finance.

ADMINISTRATOR

The Fund's administrator is J.J.B. Hilliard, W.L. Lyons, Inc., Hilliard Lyons Center, Louisville, Kentucky 40202. Hilliard Lyons (together with its predecessors) has been engaged in the investment business as a securities broker-dealer and investment adviser since 1854. Hilliard Lyons is a wholly-owned subsidiary of The PNC Financial Services Group, Inc. Hilliard Lyons also serves as administrator and investment adviser to Hilliard-Lyons Government Fund, Inc., a money market mutual fund, and Hilliard Lyons Growth Fund, Inc., an open-end mutual fund, and DNP Select Income Fund Inc., a closed-end mutual fund, and as investment adviser to Senbanc Fund, an open-end mutual fund. Under the terms of an administration agreement (the "Administration Agreement"), Hilliard Lyons provides administrative services required in connection with the operation of the Fund as well as the necessary office facilities, equipment and personnel to perform such services.

For its services, Hilliard Lyons will receive a quarterly fee at the annual rate of % of the Fund's average daily total assets.

ESTIMATED EXPENSES

DPIM and Hilliard Lyons are each obligated to pay expenses associated with providing the services contemplated by the agreements to which they are parties, including compensation of and office space for their respective officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. DPIM is obligated to pay the fees of any trustee of the Fund who is affiliated with it. DPIM will pay all expenses incurred by the Fund, with the exception of advisory fees, trustees' fees, portfolio transactions expenses, litigation expenses, taxes, costs of preferred shares, expenses of conducting repurchase offers for the purpose of repurchasing Fund shares and extraordinary expenses. The fees and expenses incident to the offering and issuance of Common Shares to be issued by the Fund (which include certain marketing expenses of the underwriters, DPIM and Hilliard Lyons) will be recorded as a reduction of capital of the Fund attributable to the Common Shares.

On the basis of the anticipated size of the Fund immediately following the offering, assuming no exercise of the over-allotment option, DPIM estimates that the Fund's annual operating expenses will be approximately $ . No assurance can be given, in light of the Fund's investment objective and strategies, however, that actual annual operating expenses will not be substantially more or less than this estimate.

The Fund will pay offering expenses relating to the Common Shares of up to $0.04 per Common Share, estimated to total $ . DPIM will pay those offering costs of the Fund (other than the sales load) that exceed $0.04 per Common Share. DPIM will also reimburse all expenses incurred in connection with the organization of
the Fund, estimated at $   .

The Advisory Agreement authorizes DPIM to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

Net asset value

The net asset value per Common Share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). The net asset value per Common Share of the Fund will be published on a weekly basis. The Bank of New York calculates the Fund's net asset value per Common Share by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities (including dividends payable, any borrowings and the liquidation preference of any preferred shares issued by the
Fund) and
less the liquidation value of any outstanding preferred shares by the total number of Common Shares outstanding. Valuations of many securities expected to be in the Fund's portfolio may be made by a third party pricing service.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by DPIM to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Board of Trustees deems appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Trustees to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

Distributions

The Fund intends to make regular monthly cash distributions to Common Shareholders of the net investment income of the Fund, after payment of interest on any outstanding borrowings or dividends on any outstanding preferred shares. A significant portion of the Fund's distributed income is expected to consist of tax-advantaged dividends. A portion of the Fund's distributed income may also be fully taxable. Any such income distributions, as well as any distributions by the Fund of net realized short-term capital gains, will be taxed as ordinary income. Distributions to Common Shareholders cannot be assured, and the amount of each monthly distribution will vary depending on a number of factors, including dividends payable on the preferred shares of the Fund or other costs of financial leverage. As portfolio and market conditions change, the rate of dividends on the Common Shares and the Fund's dividend policy could change. Over time, the Fund will distribute all of its net investment income (after it pays accrued dividends on any outstanding preferred shares or other costs of financial leverage). In addition, at least annually, the Fund intends to distribute any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over short-term capital loss). The initial distribution is expected to be declared approximately 45 days and paid approximately 60 to 90 days after the completion of this offering, depending on market conditions. Unless a Common Shareholder elects otherwise, all distributions from the Fund will be automatically reinvested in additional Common Shares under the Fund's dividend reinvestment plan. See "Dividend reinvestment plan." While there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash dividend or other distribution on its Common Shares in certain circumstances. See "Description of capital structure."

Dividend reinvestment plan

Unless the registered owner of Common Shares elects to receive cash by contacting the Bank of New York (the "Plan Administrator"), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund's dividend reinvestment plan (the "Plan"), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Bank of New York as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting the Bank of New York, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may reinvest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder's Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized Common Shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding Common Shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an "ex-dividend" basis or 30 days after the payment date for such Dividend, whichever is sooner (the "Last Purchase Date"), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next "ex-dividend" date which typically will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. See "Federal income tax matters." Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 101 Barclay Street, New York, New York 10286, 20th Floor, Transfer Agent Services, (800) 433-8191.

Federal income tax matters

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Common Shareholder that acquires, holds and/or disposes of common shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

The Fund intends to make monthly distributions of net investment income after payment of dividends on any outstanding preferred shares or interest on any outstanding borrowings. The Fund intends to distribute annually any net short-term capital gain (which are taxable as ordinary income) and any net capital gain. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional Common Shares of the Fund pursuant to the Plan. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the Plan in additional shares of the Fund. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to Common Shareholders as long-term capital gains, regardless of the length of time Common Shares have been held by Common Shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's Common Shares and, after that basis has been reduced to zero, will constitute capital gains to the Common Shareholder (assuming the Common Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain income distributions paid by the Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period requirements are satisfied by the Common Shareholder and the dividends are attributable to qualified dividends received by the Fund itself. For this purpose, "qualified dividends" means dividends received by the Fund from United States corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. Dividends received by the Fund from REITs are qualified dividends eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Thereafter, the Fund's dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislative action is taken.

A dividend paid by the Fund to a Common Shareholder will not be treated as qualified dividend income of the Common Shareholder if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

The Fund will inform Common Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Selling Common Shareholders will generally recognize gain or loss in an amount equal to the difference between the Common Shareholder's adjusted tax basis in the Common Shares sold and the amount received. If the Common Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain dividends) (5% for individuals in the 10% or 15% tax brackets). Any loss on a disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Common Shares. For purposes of determining whether Common Shares have been held for six months or less, the holding period is suspended for any periods during which the Common Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Common Shares will be disallowed to the extent those Common Shares are replaced by other Common Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Common Shares (whether through the reinvestment of distributions, which could occur, for example, if the Common Shareholder is a participant in the Plan (as defined below) or otherwise). In that event, the basis of the replacement Common Shares will be adjusted to reflect the disallowed loss.

An investor should be aware that, if Common Shares are purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend and the investor then would receive a taxable distribution likely to reduce the trading value of such Common Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Common Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to "backup" federal income tax withholding at the fourth lowest rate of tax applicable to a single individual (in 2003, 28%).

An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

The foregoing briefly summarizes some of the important federal income tax consequences to Common Shareholders of investing in Common Shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

Description of capital structure

The Fund is an unincorporated statutory trust established under the laws of the state of Delaware by an Agreement and Agreement and Declaration of Trust dated March 12, 2004 and filed with the Secretary of State of Delaware on March 12, 2004. The Agreement and Declaration of Trust provides that the trustees of the Fund may authorize separate classes of shares of beneficial interest. The trustees have authorized an unlimited number of Common Shares. The Fund intends to hold annual meetings of Common Shareholders in compliance with the requirements of the New York Stock Exchange.

COMMON SHARES

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional Common Shares of beneficial interest, no par value. Each Common Share represents an equal proportionate interest in the assets of the Fund with each other Common Share in the Fund. Holders of Common Shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of dividends to the holders of Common Shares. Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Agreement and Declaration of Trust on file with the Securities and Exchange Commission. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the trustees may distribute the remaining assets of the Fund among the holders of the Common Shares. The Agreement and Declaration of Trust provides that Common Shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Agreement and Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

While there are any borrowings or preferred shares outstanding, the Fund may not be permitted to declare any cash dividend or other distribution on its Common Shares, unless at the time of such declaration, (i) all accrued dividends on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus redemption premium, if any, together with any accrued and unpaid dividends thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Fund may be required to comply with other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares from a rating agency. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Fund's ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. The Fund intends, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special dividends to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Fund's status as a regulated investment company. Depending on the timing of any such redemption or repayment, the Fund may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The Fund has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board of Trustees. Any additional offering will not be sold at a price per Common Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund's outstanding Common Shares. The Common Shares have no preemptive rights.

The Fund generally will not issue Common Share certificates. However, upon written request to the Fund's transfer agent, a share certificate will be issued for any or all of the full Common Shares credited to an investor's account. Common Share certificates that have been issued to an investor may be returned at any time.

PREFERRED SHARES

The Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (the "preferred shares"), having no par value, in one or more series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders.

Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an "asset coverage" of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. If the Fund seeks a rating of the preferred shares, asset coverage requirements, in addition to those set forth in the 1940 Act, may be imposed. The liquidation value of the preferred shares is expected to equal their aggregate original purchase price plus redemption premium, if any, together with any accrued and unpaid dividends thereon (on a cumulative basis), whether or not earned or declared. The terms of the preferred shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board of Trustees (subject to applicable law and the Fund's Agreement and Declaration of Trust) if and when it authorizes the preferred shares. The Fund may issue preferred shares that provide for the periodic redetermination of the dividend rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Fund to lengthen such intervals. At times, the dividend rate as redetermined on the Fund's preferred shares may approach or exceed the Fund's return after expenses on the investment of proceeds from the preferred shares and the Fund's leverage structure would result in a lower rate of return to Common Shareholders than if the Fund were not so structured.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.

Holders of preferred shares, when issued, shall be entitled to elect two of the Fund's trustees, voting as a class. Under the 1940 Act, if at any time dividends on the preferred shares are unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Fund's trustees until all dividends in default have been paid or declared and set apart for payment. In addition, if required by the rating agency rating the preferred shares or if the Board of Trustees determines it to be in the best interests of the Common Shareholders, issuance of the preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred shares may be entitled to elect a majority of the Board of Trustees in other circumstances, for example, if one payment on the preferred shares is in arrears.

The Fund currently intends to seek a AAA credit rating for the preferred shares from a rating agency. The Fund intends that, as long as preferred shares are outstanding, the composition of its portfolio will reflect guidelines established by such rating agency. Although, as of the date hereof, no such rating agency has established guidelines relating to the preferred shares, based on previous guidelines established by such rating agencies for the securities of other issuers, the Fund anticipates that the guidelines with respect to the preferred shares will establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of the preferred shares, the Fund currently anticipates that such guidelines will include asset coverage requirements, which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices, requirements that the Fund maintain a portion of its assets in short-term, high-quality, fixed-income securities and certain mandatory redemption requirements relating to the preferred shares. No assurance can be given that the guidelines actually imposed with respect to the preferred shares by such rating agency will be more or less restrictive than as described in this prospectus.

CREDIT FACILITY

In the event the Fund leverages through borrowings, the Fund may enter into definitive agreements with respect to a credit facility. The Fund may negotiate with commercial banks to arrange a credit facility pursuant to which the Fund would expect to be entitled to borrow an amount equal to approximately one-third of the Fund's total assets (inclusive of the amount borrowed) as of the closing of the offer and sale of the Common Shares offered hereby. Any such borrowings would constitute financial leverage. Such a facility is not expected to be convertible into any other securities of the Fund, outstanding amounts are expected to be prepayable by the Fund prior to final maturity without significant penalty and there are not expected to be any sinking fund or mandatory retirement provisions. Outstanding amounts would be payable at maturity or such earlier times as required by the agreement. The Fund may be required to prepay outstanding amounts under the facility or incur a penalty rate of interest in the event of the occurrence of certain events of default. The Fund would be expected to indemnify the lenders under the facility against liabilities they may incur in connection with the facility.

In addition, the Fund expects that such a credit facility would contain covenants that, among other things, likely will limit the Fund's ability to pay dividends in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a credit facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, any such credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of preferred shares or debt securities.

REPURCHASE OF SHARES AND OTHER DISCOUNT MEASURES

Because shares of closed-end management investment companies frequently trade at a discount to their net asset values, the Board of Trustees has determined that from time to time it may be in the interest of Common Shareholders for the Fund to take corrective actions. The Board of Trustees, in consultation with DPIM and Hilliard Lyons, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the net asset value of the Common Shares, the liquidity of the assets of the Fund, effect on the Fund's expenses, whether such transactions would impair the Fund's status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions, which may have a material effect on the Fund's ability to consummate such transactions. There are no assurances that the Board of Trustees will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Fund's Common Shares trading at a price, which is equal to or approximates their net asset value. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Common Shareholders, the Board of Trustees, in consultation with DPIM, from time to time may review possible actions to reduce any such discount.

ANTI-TAKEOVER PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board of Trustees is divided into three classes, with the term of one class expiring at each annual meeting of Common Shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office without cause only by a written instrument signed or adopted by two-thirds of the remaining trustees or by a vote of the holders of at least two-thirds of the class of shares of the Fund that elected such trustee and are entitled to vote on the matter.

The Fund's Agreement and Declaration of Trust provides that the Fund may not merge with another entity, or sell, lease or exchange all or substantially all of its assets without the approval of at least two-thirds of the trustees and 75% of the affected shareholders.

In addition, the Agreement and Declaration of Trust requires the favorable vote of the holders of at least 80% of the outstanding shares of each class of the Fund, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of the Trust's outstanding shares and their affiliates or associates, unless two-thirds of the Board of Trustees have approved by resolution a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of outstanding shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of beneficial interest of the Fund. The transactions subject to these special approval requirements are:
(i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan or pursuant to any offering in which such Principal Shareholder acquires securities that represent no greater a percentage of any class or series of securities being offered than the percentage of any class of shares beneficially owned by such Principal Shareholder immediately prior to such offering or, in the case of securities, offered in respect of another class or series, the percentage of such other class or series beneficially owned by such Principal Shareholder immediately prior to such offering); (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period) or (v) the purchase by the Fund, or any entity controlled by the Fund, of any Common Shares from any Principal Shareholder or any person to whom any Principal Shareholder transferred Common Shares.

The Board of Trustees has determined that provisions with respect to the Board of Trustees and the 80% voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of Common Shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

CONVERSION TO OPEN-END FUND

The Fund may be converted to an open-end management investment company at any time if approved by each of the following: (i) a majority of the trustees then in office, (ii) the holders of not less than 75% of the Trust's outstanding shares entitled to vote thereon and (iii) by such vote or votes of the holders of any class or classes or series of shares as may be required by the 1940 Act. The composition of the Fund's portfolio likely would prohibit the Fund from complying with regulations of the Securities and Exchange Commission applicable to open-end management investment companies. Accordingly, conversion likely would require significant changes in the Fund's investment policies and liquidation of a substantial portion of the relatively illiquid portion of its portfolio. Conversion of the Fund to an open-end management investment company also would require the redemption of any outstanding preferred shares and could require the repayment of borrowings, which would eliminate the leveraged capital structure of the Fund with respect to the Common Shares. In the event of conversion, the Common Shares would cease to be listed on the New York Stock Exchange or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and investment strategies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end management investment company. Shareholders of an open-end management investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund expects to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

Underwriting

The underwriters named below (the "Underwriters"), acting through      , as lead
manager, and       as their representatives (together with the lead manager, the
"Representatives"), have severally agreed, subject to the terms and conditions of an underwriting agreement with the Fund and DPIM (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such Common Shares (other than those covered by the over-allotment option described below) if any are purchased.

                                                                     Number of
Underwriter                                                        Common Shares
-----------                                                        -------------


                                                                   -------------
     Total........................................................
                                                                   =============

The Fund has granted to the Underwriters an option, exercisable for 45 days from
the date of this Prospectus, to purchase up to an additional       Common Shares
to cover over-allotments, if any, at the initial offering price, less the sales load. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

The Fund has agreed to pay a commission to the Underwriters in the amount of up
to $    per Common Share (  % of the public offering price per Common Share).
The Representatives have advised the Fund that the Underwriters may pay up to
$   per Common Share from such commission to selected dealers who sell the
Common Shares and that such dealers may reallow a concession of up to $     per
Common Share to certain other dealers who sell shares. Investors must pay for
any Common Shares purchased on or before          , 2004.

Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives. There can be no assurance, however, that the price at which Common Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The minimum investment requirement is 100 Common Shares ($2,000).

The Fund and DPIM have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

The Fund has agreed not to offer, sell or register with the Securities and Exchange Commission any additional equity securities of the Fund, other than issuances of Common Shares, including pursuant to the Fund's dividend reinvestment plan, and issuances in connection with any preferred shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

The Representatives have informed the Fund that the Underwriters do not intend to confirm sales to any accounts over which they exercise discretionary authority.

In connection with this offering, the Underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the New York Stock Exchange or otherwise.

The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with the offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

The Fund has agreed to reimburse the Underwriters for certain legal expenses in
an amount up to $     (which will not exceed     % of the aggregate initial
offering price of the Common Shares offered hereby).

DPIM (and not the Fund) has agreed, pursuant to an additional compensation agreement (the "Additional Compensation Agreement"), to pay to certain
qualifying Underwriters ("Qualifying Underwriters") an annual fee of up to    %
of the Fund's average daily total assets (including a proportionate share of assets acquired using leverage) multiplied by the percentage of the Fund's Common Shares sold by each respective Qualifying Underwriter in this offering. These fee payments will remain in effect only so long as the Advisory Agreement remains in effect between the Fund and DPIM or any successor in interest or affiliate of DPIM, as and to the extent that such Advisory Agreement is renewed periodically in accordance with the 1940 Act. The sum of the additional
compensation payable to the Qualifying Underwriters will not exceed    % of the
aggregate initial offering price of the Common Shares offered hereby.

As described below under "Shareholder servicing agent, custodian and transfer
agent,"                            will provide shareholder services to the Fund
pursuant to a shareholder servicing agreement with DPIM (the "Shareholder Servicing Agreement").

The sum of (i) the reimbursement of the Underwriters for certain legal expenses,
(ii) compensation received by the Qualifying Underwriters pursuant to the Additional Compensation Agreement and (iii) compensation received by pursuant to the Shareholder Servicing Agreement will not exceed 4.5% of the aggregate initial offering price of the Common Shares offered hereby, and the total compensation received by the Underwriters will not exceed 9.0% of the aggregate initial offering price of the Common Shares offered hereby.

Shareholder servicing agent, custodian and transfer agent

DPIM (and not the Fund) has agreed to pay from its own assets to       a
shareholder servicing fee (the "Shareholder Servicing Fee") at an annual rate of
    % of the average daily total assets of the Fund pursuant to the Shareholder
Servicing Agreement between DPIM and               . The sum of the payments to
under the Shareholder Servicing Agreement will not exceed    % of the aggregate
initial offering price of the Common Shares offered hereby. Pursuant to the
Shareholder Servicing Agreement,             will: (i) undertake to make public
information pertaining to the Fund on an ongoing basis and to communicate to investors and prospective investors the Fund's features and benefits (including periodic seminars or conference calls, responses to questions from current or prospective shareholders and specific shareholder contact where appropriate);
(ii) make available to investors and prospective investors market price, net asset value, yield and other information regarding the Fund, if reasonably obtainable, for the purpose of maintaining the visibility of the Fund in the investor community; (iii) at the request of DPIM, provide certain economic research and statistical information and reports, if reasonably obtainable, on behalf of the Fund, and consult with representatives and Trustees of the Fund in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Fund's market performance and (b) comparative information regarding the Fund and other closed-end management investment companies with respect to (1) the net asset value of their respective shares, (2) the respective market performance of the Fund and such other companies, (3) other relevant performance indicators; and
(iv) at the request of DPIM, provide information to and consult with the Board of Trustees with respect to applicable modifications to dividend policies or capital structure, repositioning or restructuring of the Fund, conversion of the Fund to an open-end investment company, or a Fund liquidation or merger; provided, however, that under the terms of the
Shareholder Servicing Agreement,                 is not obligated to render any
opinions, valuations or recommendations of any kind or to perform any such similar services. Under the terms of the Shareholder Servicing Agreement, is relieved from liability to DPIM or the Fund for any act or omission in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct. The Shareholder Servicing Agreement will continue so long as the Advisory Agreement remains in effect between the Fund and DPIM or any successor in interest or affiliate of DPIM as and to the extent that such Advisory Agreement is renewed periodically in accordance with the 1940 Act.

The Bank of New York will serve as the Fund's custodian and transfer agent and will maintain custody of the securities and cash of the Fund.

Legal matters

Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Mayer, Brown, Rowe & Maw LLP, Chicago, Illinois, and for the
Underwriters by                          .

Reports to shareholders

The Fund will send to Common Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Independent auditors

                        are the independent auditors for the Fund and will audit the Fund's financial statements.

Additional information

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling (800) 864-0629.

Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

Table of Contents for the Statement of Additional Information

                                                                            Page
                                                                            ----
Additional investment information and restrictions ......................
Trustees and officers....................................................
Investment advisory and other services...................................
Determination of net asset value.........................................
Portfolio trading........................................................
Taxes....................................................................
Other information........................................................
Independent auditors.....................................................
Independent auditors' report.............................................
Statement of assets and liabilities......................................
Notes to financial statements............................................
Appendix A:  Ratings ....................................................    A-1

The Fund's privacy policy

The Fund is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. The Fund has in effect the following policy with respect to nonpublic personal information about its customers:

..    Only such information received from you, through application forms or otherwise, and information about your Fund transactions will be collected.

..    None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

..    Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about the Fund's privacy policies, call (800) 864-0629 (toll-free).

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. We may not sell these securities until the registration statement is effective. This Statement of Additional Information is not a prospectus.


                Subject to Completion, dated ___________ __, 2004






                       STATEMENT OF ADDITIONAL INFORMATION
                                            , 2004




                    Duff & Phelps Global Utility Income Fund
                              55 East Monroe Street
                             Chicago, Illinois 60603
                                 (312) 368-5510

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the prospectus of the Duff & Phelps Global Utility Income Fund (the "Fund"), subject to completion, dated March__, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with such prospectus, a copy of which may be obtained without charge by contacting your financial intermediary or calling the Fund at (800) _____.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information, which is not a prospectus, is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

                                                                           Page
Additional investment information and restrictions .......................
Trustees and officers ....................................................
Investment advisory and other services ...................................
Determination of net asset value .........................................
Portfolio trading ........................................................
Taxes ....................................................................
Other information ........................................................
Independent auditors .....................................................
Independent auditors' report .............................................
Statement of assets and liabilities ......................................
Notes to financial statements ............................................
APPENDIX A:  Ratings .....................................................  A-1

Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's prospectus.

Additional investment information and restrictions

Primary investment strategies are described in the prospectus. Additional investment strategies in which the Fund may be engaged, whether as a primary or secondary strategy, and a summary of certain attendant risks, are described below. Certain investment strategies described in the prospectus are also described below in additional detail. DPIM may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help to achieve the Fund's investment objective.

EQUITY INVESTMENTS

The Fund invests primarily in dividend-paying common stocks and preferred stocks, warrants and other securities and instruments. The Fund may also invest in debt securities if deemed advisable by DPIM to increase income and total return or to reduce risk.

DERIVATIVE INSTRUMENTS

Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the United States or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments, equity swaps and forward sales of stocks involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the Securities and Exchange Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if DPIM determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if DPIM intends to acquire the security. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

CORPORATE BONDS AND OTHER DEBT SECURITIES

The Fund may invest in corporate bonds including below investment grade quality, commonly known as "junk bonds" ("Non-Investment Grade Bonds"). Investments in Non-Investment Grade Bonds generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. Non-Investment Grade Bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. In addition, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of higher quality securities.

Non-Investment Grade Bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in Non-Investment Grade Bond prices because the advent of recession could lessen the ability of an issuer to make principal and interest payments on its debt obligations. If an issuer of Non-Investment Grade Bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. In the case of Non-Investment Grade Bonds structured as zero-coupon, step-up or payment-in-kind securities, their market prices will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest currently and in cash. DPIM seeks to reduce these risks through diversification, credit analysis and attention to current developments in both the economy and financial markets.

The secondary market on which Non-Investment Grade Bonds are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the net asset value of the Shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of Non-Investment Grade Bonds, especially in a thinly traded market. When secondary markets for Non-Investment Grade Bonds are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is no reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling these securities. The Fund will be more dependent on DPIM's research and analysis when investing in Non-Investment Grade Bonds. DPIM seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rate and market conditions.

A general description of the ratings of securities by S&P and Moody's is set forth in Appendix A to this SAI. Such ratings represent these rating organizations' opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating Non-Investment Grade Bonds can involve certain risks. For example, credit ratings evaluate the safety or principal and interest payments, not the market value risk of Non-Investment Grade Bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. DPIM does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality.

In the event that a rating agency or DPIM downgrades its assessment of the credit characteristics of a particular issue, the Fund is not required to dispose of such security. In determining whether to retain or sell a downgraded security, DPIM may consider such factors as DPIM's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. However, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of high quality debt securities.

SHORT SALES

The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within 30 days of the end of the Fund's taxable year and the underlying appreciated securities position is held unhedged for at least the next 60 days after the hedging transaction is closed. Not meeting these requirements would trigger the recognition of gain on the underlying appreciated securities position under the federal tax laws applicable to constructive sales.

Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short-selling exposes the Fund to unlimited risk with respect to that security due to the lack of an upper limit on the price to which an instrument can rise. Although the Fund reserves the right to utilize short sales, DPIM is under no obligation to utilize short sales at all.

TEMPORARY INVESTMENTS

The Fund will invest temporarily in cash, money market funds or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

FOREIGN SECURITIES

Under normal market conditions, the Fund expects to invest 65-70% of its total assets in the securities of U.S. Issuers and the remainder in the securities of Non-U.S. Issuers. Initially, the Fund expects to invest approximately 20% of its total assets in the securities of Non-U.S. Issuers. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign securities).

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

The Fund may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs, EDRs and GDRs are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-though voting or other shareholder rights, and they may be less liquid.

OPTIONS ON SECURITIES

In order to hedge against adverse market shifts, the Fund may utilize up to 5% of its total assets to purchase put and call options on securities. In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security or its equivalent covered by the option or its equivalent from the writer of the option at the stated exercise price. Under interpretations of the Securities and Exchange Commission currently in effect, which may change from time to time, a "covered" call option means that so long as the Fund is obligated as the writer of the option, it will own (1) the underlying instruments subject to the option, (2) instruments convertible into or exchangeable for the instruments subject to the option or (3) a call option on the relevant instruments with an exercise price no higher than the exercise price on the call option written.

Similarly, the Securities and Exchange Commission currently requires that, to support its obligation to purchase the underlying instruments if a put option written by the Fund is exercised, the Fund must (1) deposit with its custodian in a segregated account liquid securities having a value at least equal to the exercise price of the underlying securities, (2) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit liquid securities with a value at least equal to the difference with its custodian in a segregated account) or (3) sell short the securities underlying the put option at the same or a higher price than the exercise price on the put option written.

The Fund will receive a premium when it writes put and call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as the writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the sum of the premium received for writing the option and the difference, if any, between the call price paid to the Fund and the Fund's acquisition cost of the security. Thus, in some periods the Fund might receive less total return and in other periods greater total return from its hedged positions than it would have received from leaving its underlying securities unhedged.

The Fund may purchase and write options on securities that are listed on a national securities exchange, are traded over the counter or are listed on a foreign securities exchange, although it expects, under normal circumstances, to effect such transactions on national securities exchanges.

As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, the Fund would sell an option of the same series as the one it has purchased. The ability of the Fund to enter into a closing sale transaction with respect to options purchased and to enter into a closing purchase transaction with respect to options sold depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund. Similarly, because foreign security exchanges are not as liquid as U.S. exchanges, it may be more difficult for the Fund to terminate option positions that are listed solely on a foreign securities exchange.

In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying security, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the instruments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

OPTIONS ON STOCK INDICES

The Fund may utilize up to 5% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. In addition, the Fund may write covered put and call options on stock indices. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indices are similar to options on securities. Because no underlying security can be delivered, however, the option represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund's investments and the sensitivity of its investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's securities investments correlate with price movements in the stock index selected. In addition, successful use by the Fund of options on stock indices will be subject to the ability of DPIM to predict correctly changes in the relationship of the underlying index to the Fund's portfolio holdings. No assurance can be given that DPIM's judgment in this respect will be correct.

When the Fund writes an option on a stock index, it will establish a segregated account with its custodian in which the Fund will deposit liquid securities in an amount equal to the market value of the option, and will maintain the account while the option is open.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Fund may enter into interest rate and stock index futures contracts and may purchase and sell put and call options on such futures contracts. The Fund will enter into such transactions for hedging and other appropriate risk-management purposes or to increase return, in accordance with the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission.

An interest rate futures contract is a standardized contract for the future delivery of a specified security (such as a U.S. Treasury Bond or U.S. Treasury
Note) or its equivalent at a future date at a price set at the time of the contract. A stock index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The Fund may only enter into futures contracts traded on regulated commodity exchanges.

Parties to a futures contract must make "initial margin" deposits to secure performance of the contract. There are also requirements to make "variation margin" deposits from time to time as the value of the futures contract fluctuates. DPIM has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (the "CEA") and, therefore, DPIM is not subject to registration or regulation as a commodity pool operator under the CEA. The Fund reserves the right to engage in transactions involving futures and options thereon in accordance with the Fund's policies. In addition, certain provisions of the Code may limit the extent to which the Fund may enter into futures contracts or engage in options transactions.

Under regulations of the Securities and Exchange Commission currently in effect, which may change from time to time, with respect to futures contracts to purchase securities or stock indices, call options on futures contracts purchased by the Fund and put options on futures contracts written by the Fund, the Fund will set aside in a segregated account liquid securities with a value at least equal to the value of instruments underlying such futures contracts less the amount of initial margin on deposit for such contracts. The current view of the staff of the Securities and Exchange Commission is that the Fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or certain liquid assets held in a segregated account or "covered" in a manner similar to that described below for covered options on securities (see "Investment objective and principal investment strategies--Investment Techniques--Options on Securities") in order to counter the impact of any potential leveraging.

The Fund may either accept or make delivery of cash or the underlying instrument specified at the expiration of an interest rate futures contract or cash at the expiration of a stock index futures contract or, prior to expiration, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on the exchange on which the contract was entered into (or a linked exchange).

The Fund may purchase and write put and call options on interest rate futures contracts and stock index futures contracts in order to hedge all or a portion of its investments and may enter into closing purchase transactions with respect to options written by the Fund in order to terminate existing positions. There is no guarantee that such closing transactions can be effected at any particular time or at all. In addition, daily limits on price fluctuations on exchanges on which the Fund conducts its futures and options transactions may prevent the prompt liquidation of positions at the optimal time, thus subjecting the Fund to the potential of greater losses.

An option on an interest rate futures contract or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser of the option the right, in return for the premium paid, to assume a position in a stock index futures contract or interest rate futures contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs).

With respect to options purchased by the Fund, there are no daily cash payments made by the Fund to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

While the Fund may enter into futures contracts and options on futures contracts for hedging purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Fund's portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Further, the Fund's use of futures contracts and options on futures contracts to reduce risk involves costs and will be subject to DPIM's ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that DPIM's judgment in this respect will be correct.

INTEREST RATE SWAPS AND OPTIONS THEREON ("SWAPTIONS")

The Fund may enter into interest rate swap agreements and may purchase and sell put and call options on such swap agreements, commonly referred to as swaptions. The Fund will enter into such transactions for hedging some or all of its interest rate exposure in its holdings of preferred securities and debt securities. Interest rate swap agreements and swaptions are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the Securities and Exchange Commission.

An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying "notional" amount, in exchange for receiving a variable income stream, usually based on LIBOR, and denoted as a percentage of the underlying notional amount.

From the perspective of a fixed rate payer, if interest rates rise, the payer will expect a rising level of income since the payer is a receiver of floating rate income. This would cause the value of the swap contract to rise in value, from the payer's perspective, because the discounted present value of its obligatory payment stream is diminished at higher interest rates, all at the same time it is receiving higher income. Alternatively, if interest rates fall, the reverse occurs and it simultaneously faces the prospects of both a diminished floating rate income stream and a higher discounted present value of his fixed rate payment obligation. For purposes of completing the analysis, these value changes all work in reverse from the perspective of a fixed rate receiver.

A swaption is an agreement between two parties where one party purchases the right from the other party to enter into an interest rate swap at a specified date and for a specified fixed rate yield (or "exercise" yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate and receiver of variable rate, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a receive-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate and a payer of variable rate, while the writer of the swaption has the obligation to enter into the opposite side of the interest rate swap.

A pay-fixed swaption is analogous to a put option on Treasury securities in that it rises in value as interest rate swap yields rise. A receive-fixed swaption is analogous to a call option on Treasury securities in that it rises in value as interest rate swap yields decline. As with other options on securities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap. The intrinsic value component measures the degree to which an option is in-the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

It is customary market practice for swaptions to be "cash settled" rather than an actual position in an interest rate swap being established at the time of swaption expiration. For reasons set forth more fully below, DPIM expects to enter strictly into cash settled swaptions, i.e., where the exercise value of the swaption is determined by reference to the market for interest rate swaps then prevailing.

CREDIT DERIVATIVES

The Fund may enter into credit derivative transactions, either to hedge credit exposure or to gain exposure to an issuer or group of issuers more economically than can be achieved by investing directly in preferred or debt securities. Credit derivatives fall into two broad categories: credit default swaps and market spread swaps, both of which can reference either a single issuer or obligor or a portfolio of preferred and/or debt securities. In a credit default swap, which is the most common form of credit derivative, the purchaser of credit protection makes a periodic payment to the seller (swap counterparty) in exchange for a payment by the seller should a referenced security or loan, or a specified portion of a portfolio of such instruments, default during the life of the swap agreement. If there were a default event as specified in the swap agreement, the buyer either (i) would receive from the seller the difference between the par (or other agreed-upon) value of the referenced instrument(s) and the then-current market value of the instrument(s) or (ii) have the right to make delivery of the reference instrument to the counterparty. If there were no default, the buyer of credit protection would have spent the stream of payments and received no benefit from the contract. Market spread swaps are based on relative changes in market rates, such as the yield spread between a preferred security and a benchmark Treasury security, rather than default events.

In a market spread swap, two counterparties agree to exchange payments at future dates based on the spread between a reference security (or index) and a benchmark security (or index). The buyer (fixed-spread payer) would receive from the seller (fixed-spread receiver) the difference between the market rate and the reference rate at each payment date, if the market rate were above the reference rate. If the market rate were below the reference rate, then the buyer would pay to the seller the difference between the reference rate and the market rate. The Fund may utilize market spread swaps to "lock in" the yield (or price) of a security or index without having to purchase the reference security or index. Market spread swaps may also be used to mitigate the risk associated with a widening of the spread between the yield or price of a security in the Fund's portfolio relative to a benchmark Treasury security. Market spread options, which are analogous to swaptions, give the buyer the right but not the obligation to buy (in the case of a call) or sell (in the case of a put) the referenced market spread at a fixed price from the seller.

Similarly, the seller of a market spread option has the obligation to sell (in the case of a call) or buy (in the case of a put) the referenced market spread at a fixed price from the buyer. Credit derivatives are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the Securities and Exchange Commission.

INTEREST RATE SWAPS, SWAPTIONS AND CREDIT DERIVATIVES

The pricing and valuation terms of interest rate swaps, swaptions and credit derivatives are not standardized and there is no clearinghouse whereby a party to the agreement can enter into an offsetting position to close out a contract. Interest rate swaps, swaptions and credit derivatives are usually (1) between an institutional investor and a broker-dealer firm or bank or (2) between institutional investors. In addition, substantially all swaps are entered into subject to the standards set forth by the International Swaps & Derivatives Association ("ISDA"). ISDA represents participants in the privately negotiated derivatives industry. It helps formulate the investment industry's position on regulatory and legislative issues, develops international contractual standards and offers arbitration on disputes concerning market practice.

Under the rating agency guidelines imposed in connection with the intended issuance of preferred shares by the Fund, it is expected that the Fund will be authorized to enter into swaptions and to purchase credit default swaps without limitation but will be subject to limitations on entering into interest rate swap agreements or selling credit protection. Certain rating agency guidelines may be changed from time to time, and it is expected that those relating to interest rate swaps, swaptions, and credit derivatives would be able to be revised by the Board of Trustees, without shareholder vote of the Common Shares or the Fund's preferred shares, so long as the relevant rating agency has given written notice that such revisions would not adversely affect the rating of the Fund's preferred shares then in effect.

The Board of Trustees has currently limited the Fund's use of interest rate and credit swaps and swaptions as follows: (1) swaps and swaptions must be U.S. dollar denominated and used for hedging purposes only; (2) no more than 5% of the Fund's total assets, at the time of purchase, may be invested in time premiums paid for swaptions; (3) swaps and swaptions must conform to the standards of the ISDA Master Agreement; and (4) the counterparty must be a bank or broker-dealer firm regulated under the laws of the United States that is (a) on a list approved by the Board of Trustees, (b) with capital of at least $100 million and (c) which is rated investment grade by both Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Services ("Moody's"). These criteria can be modified by the Board of Trustees at any time in its discretion.

The market value of the Fund's investments in credit derivatives and/or premiums paid therefor as a buyer of credit protection will not exceed 10% of the Fund's total assets and the notional value of the credit exposure to which the Fund is subject when it sells credit derivatives sold by the Fund will not exceed 33 1/3% of the Fund's total assets.

DPIM expects that the Fund will be subject to the initial and subsequent mark-to-market collateral requirements that are standard among ISDA participants. These requirements help insure that the party who is a net obligor at current market value has pledged for safekeeping, to the counterparty or its agent, sufficient collateral to cover any losses should the obligor become incapable, for whatever reason, of fulfilling its commitments under the swap or swaption agreements. This is analogous, in many respects, to the collateral requirements in place on regular futures and options exchanges. The Fund will be responsible for monitoring the market value of all derivative transactions to insure that they are properly collateralized.

If DPIM determines it is advisable for the Fund to enter into such transactions, the Fund will institute procedures for valuing interest rate swap, swaption or credit derivative positions to which it is a party. Interest rate swaps, swaptions and credit derivatives will be valued by the counterparty to the swap or swaption in question. Such valuation will then be compared with the valuation provided by a broker-dealer or bank that is not a party to the contract. In the event of material discrepancies, the Fund has procedures in place for valuing the swap or swaption, subject to the direction of the Board of Trustees, which include reference to (1) third-party information services, such as Bloomberg, and (2) comparison with DPIM's valuation models.

The use of interest rate swaps, swaptions and credit derivatives, as the foregoing discussion suggests, are subject to risks and complexities beyond what might be encountered in standardized, exchange-traded options and futures contracts. Such risks include operational risks, valuation risks, credit risks and/or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement). In addition, at the time the interest rate swap, swaption or credit derivative reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Fund.

While the Fund may utilize interest rate swaps, swaptions and credit derivatives for hedging purposes or to enhance total return, their use might result in poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell or pledge a portion of its underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so.

There may be an imperfect correlation between the Fund's portfolio holdings and swaps, swaptions or credit derivatives entered into by the Fund which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Further, the Fund's use of swaps, swaptions and credit derivatives to reduce risk involves costs and will be subject to DPIM's ability to predict correctly changes in interest rate relationships, volatility, credit quality or other factors. No assurance can be given that DPIM's judgment in this respect will be correct.

FOREIGN CURRENCY TRANSACTIONS

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the Fund anticipates receipt in a foreign currency of dividend or interest payments on such a security. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when DPIM believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. The Fund may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if DPIM determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. The Fund may use forward contracts to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Fund. As a matter of fundamental policy the Fund may not:

(1) Borrow money, except as permitted by the 1940 Act. The 1940 Act currently requires that any indebtedness incurred by a closed-end investment company have an asset coverage of at least 300%;

(2) Issue senior securities, as defined in the 1940 Act, other than (a) preferred shares which immediately after issuance will have asset coverage of at least 200%, (b) indebtedness which immediately after issuance will have asset coverage of at least 300% or (c) the borrowings permitted by investment restriction (1) above. The 1940 Act currently defines "senior security" as any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Debt and equity securities issued by a closed-end investment company meeting the foregoing asset coverage provisions are excluded from the general 1940 Act prohibition on the issuance of senior securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

(4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act in selling or disposing of a portfolio investment;

(5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objectives and policies, (b) entering into repurchase agreements and (c) lending its portfolio securities;

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities; and

(7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices, currencies, interest or other financial instruments.

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings.

The Fund has adopted the following nonfundamental investment policy which may be changed by the Board of Trustees without approval of the Fund's shareholders. As a matter of nonfundamental policy, the Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the rules thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other assets or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by DPIM if the security is not rated by a rating agency) will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

Trustees and officers

The trustees of the Fund are responsible for the overall management and supervision of the affairs of the Fund. The trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested trustees" consist of those trustees who are not "interested persons" of the Fund, as that term is defined under the 1940 Act.

OFFICERS

                                                                                               Number of
                                                                                             Portfolios in      Other
                                     Position(s)    Term of Office                            Fund Complex   Directorships
                                      Held with     and Length of   Principal Occupation(s)    Overseen by     Held by
Name, Address and Age                 Registrant     Time Served      During Past 5 Years   Trustee/Officer       Trustee
---------------------                ------------   --------------  ----------------------  ---------------  --------------
   Nathan I. Partain, CFA            President      Until successor  President and Chief          NA            Director,
   55 East Monroe Street                            is duly elected  Executive Officer,                        Otter Tail
   Chicago, Illinois 60603                          and qualified.   DNP Select Income                         Corporation.
   Age 47                                           President        Fund Inc., since 2001
                                                    since March      (Executive Vice
                                                    2004             President, Chief
                                                                     Investment Officer
                                                                     and Secretary,
                                                                     1998-2001); Executive
                                                                     Vice President, Duff
                                                                     & Phelps Investment
                                                                     Management Co., since
                                                                     January 1997;
                                                                     Director of Utility
                                                                     Research, Duff &
                                                                     Phelps Investment
                                                                     Research Co.,
                                                                     1989-1996 (Director
                                                                     of Equity Research,
                                                                     1993-1996 and
                                                                     Director of Fixed
                                                                     Income Research,
                                                                     1993); Director,
                                                                     Otter Tail
                                                                     Corporation.

   Alan M. Meder, CFA                Treasurer      Until successor  Senior Vice                  NA             NA
   55 East Monroe Street                            is duly elected  President, Duff &
   Chicago, Illinois 60603                          and qualified.   Phelps Investment
   Age 44                                           Treasurer since  Management Co.,
                                                    March 2004       1994-present.

   T. Brooks Beittel, CFA            Secretary      Until successor  Secretary and Senior         NA             NA
   55 East Monroe Street                            is duly elected  Vice President, DNP
   Chicago, Illinois 60603                          and qualified.   Select Income Fund
   Age 53                                           Secretary since  Inc., since January
                                                    March 2004       1995; Senior Vice
                                                                     President, Duff &
                                                                     Phelps Investment
                                                                     Management Co., since
                                                                     1993 (Vice President
                                                                     1987-1993)

                                                                                       Number of
                                                                                      Portfolios in      Other
                             Position(s)    Term of Office                            Fund Complex    Directorships
                              Held with     and Length of   Principal Occupation(s)    Overseen by       Held by
Name, Address and Age         Registrant     Time Served      During Past 5 Years    Trustee/Officer     Trustee
---------------------        ------------   --------------  ----------------------   ---------------  --------------
   Joyce Riegel              Chief          Until            Chief Compliance             NA             NA
   Age 49                    Compliance     successor is     Officer, DNP Select
                             Officer        duly elected     Income Fund Inc.,
                                            and              since February 2004;
                                            qualified.       Chief Compliance
                                            Chief            Officer, Duff &
                                            Compliance       Phelps Utility &
                                            Officer since    Corporate Bond Trust,
                                            March 2004       since August 2003;
                                                             Chief Compliance
                                                             Officer, DTF Tax Free
                                                             Income Fund, since
                                                             August 2003; Chief
                                                             Compliance
                                                             Officer, DPIM, since
                                                             August 2002; Chief
                                                             Compliance Officer,
                                                             Stein Roe Investment
                                                             Counsel LLC, (January
                                                             2001 to August of
                                                             2002); Vice President
                                                             and Compliance Officer,
                                                             Stein Roe & Farnham
                                                             Incorporated (July 1996
                                                             to December 2000).

INDEPENDENT TRUSTEES

                                                                                                    Number of
                                                                                                  Portfolios in      Other
                                     Position(s)    Term of Office                                 Fund Complex   Directorships
                                      Held with     and Length of   Principal Occupation(s)         Overseen by     Held by
Name, Address and Age                 Registrant     Time Served      During Past 5 Years             Trustee       Trustee
---------------------                ------------   --------------  ----------------------        --------------  ---------------
   Francis E. Jeffries                Trustee         Until          Retired Chairman, Phoenix          30        Empire District
   55 East Monroe Street                              successor      Investment Partners, Ltd.,                   Electric
   Chicago, Illinois 60603                            trustees are   since May 1997                               Company
   Age 73                                             appointed.     (Chairman, November
                                                      Trustee        1995-May 1997);
                                                      since March    Chairman and Chief
                                                      March 2004     Executive Officer,Duff &
                                                                     Phelps Corporation, June
                                                                     1993-November 1995
                                                                     (President and Chief
                                                                     Executive Officer, January
                                                                     1992-June 1993);
                                                                     Chairman of the Board,
                                                                     Duff & Phelps Investment
                                                                     Management Co., 1988-
                                                                     1993; Director, DNP Select
                                                                     Income Fund, since 1987;
                                                                     Director, The Empire
                                                                     District Electric Company.



* Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five year.

The Audit Committee of the Board of Trustees ("Audit Committee") is comprised of the noninterested trustees. The Audit Committee's functions include making recommendations to the trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund, and certain service providers.

The noninterested trustees meet separately to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including investment advisory, administrative, transfer agency, custodial and distribution services, and (ii) all other matters in which DPIM or its affiliates has any actual or potential conflict of interest with the Fund.

As of the date of this SAI, the Audit Committee, Nominating Committee, Pricing Committee, and non-interested members of the Board of Trustees had each held meeting.

When considering approval of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Fund and DPIM, the Board of Trustees considered, among other things, the following:

                                    [To Come]

The Board of Trustees and noninterested trustees did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreement. Nor are the items described herein all encompassing of the matters considered.

Based on their consideration of all factors that they deemed material, the Board of Trustees, and the noninterested trustees voting separately as a group, assisted by the advice of its independent counsel, each concluded that the approval of the Advisory Agreement, including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP

Set forth in the table below is the dollar range of equity securities owned by each trustee as of the date of this Statement of Additional Information in the
Fund:

                                                                                          Aggregate Dollar Range of
                                                                                           Equity Securities in All
                                                                                            Registered Investment
                                                                                            Companies Overseen by
                                                                 Dollar Range of Equity      Trustee in Family of
Name of Trustee                                                  Securities in the Fund      Investment Companies
---------------                                                  ----------------------   --------------------------
Francis E. Jeffries, Trustee ............................                 none                       none


COMPENSATION OF OFFICERS AND TRUSTEES

The Fund pays no salaries or compensation to any of its interested trustees or officers. The noninterested trustees of the Fund receive a quarterly retainer of $_____ and an additional $_____ for attending each meeting of the Board of Trustees. The noninterested trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board of Trustees.

The following table sets forth certain information regarding the estimated compensation of the Fund's noninterested trustees for the calendar year ending December 31, 2004.

                                                                                                      Aggregate
                                                               Pension Or                            Compensation
                                                               Retirement                           From The Trust
                                            Aggregate       Benefits Accrued       Estimated           And Fund
                                           Compensation     As Part of Fund     Annual Benefits     Complex Paid To
                                          From The trust        Expenses        Upon Retirement        Trustees
                                          --------------    ----------------    ---------------     ---------------
                                                $                  $                   $                   $

CODE OF ETHICS

The Fund and DPIM have each adopted an Amended and Restated Code of Ethics (collectively, the "Codes") under Rule 17j-1 of the 1940 Act. The Codes impose significant restrictions on the ability of personnel subject to the Codes to engage in personal securities transactions. Among other things, the Codes generally prohibit covered personnel from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) that are being purchased, sold or considered for purchase or sale by the Fund unless the proposed purchases are approved in advance by DPIM's compliance officer. The Codes also contain certain reporting requirements and compliance procedures. The Codes can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes are also available at the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING POLICY

Subject to the right of a majority of the Fund's disinterested Trustees to give DPIM written instructions as to the voting or non-voting of proxies on any specific matter, including a matter presenting an actual or potential conflict of interest as described below, the Fund has delegated the voting of proxies with respect to securities owned by it to DPIM. In the absence of such written instructions, DPIM will vote proxies in a manner that it deems to be in the best interests of the Fund. DPIM will consider only those factors that relate to the Fund's investment in the securities to be voted, including how the vote will economically impact and affect the value of the Fund's investment in such securities (keeping in mind that, after conducting an appropriate cost/benefit analysis, not voting at all on a particular matter may be in the best interest of the Fund). In general, DPIM believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund.

DPIM will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. DPIM will generally vote in favor of management or shareholder proposals that DPIM believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders. DPIM will generally vote against shareholder proposals on social issues, except where DPIM determines that a different position would be in the clear economic interests of the Fund and its shareholders.

DPIM will analyze and vote on non-routine matters, including the adoption of anti-takeover measures, contested elections of directors, contests for control, corporate governance matters and executive compensation matters on a case-by-case basis, taking into account factors that it determines appropriate. DPIM may engage an independent third party to determine whether and how the proxy should be voted.

In exercising its voting discretion, DPIM and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving DPIM (or an affiliate of DPIM), any issuer of a security for which DPIM (or an affiliate of
DPIM) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom DPIM (or an affiliate of DPIM) has an existing material contract or business relationship not entered into in the ordinary course of business (DPIM and such other persons having an interest in the matter being called "Interested Persons"), DPIM will make written disclosure of the conflict to the disinterested Trustees of the Fund indicating how DPIM proposes to vote on the matter and its reasons for doing so. DPIM will follow any instructions that it receives from the dinsterested Trustees with respect to voting on the matter. If DPIM does not receive timely written instructions as to voting or non-voting on the matter from the Fund's disinterested Trustees, DPIM will refrain from voting on the matter.

Investment advisory and other services

Duff & Phelps Investment Management Co. ("DPIM") serves as the Fund's investment adviser under an investment advisory agreement (the "Advisory Agreement") dated
               , 2004. DPIM is a wholly-owned subsidiary of Phoenix Investment Partners, which is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. Prior to May 11, 1998, Phoenix Investment Partners was known as Phoenix Duff & Phelps Corporation. The address of DPIM is 55 East Monroe Street, Chicago, Illinois 60603.

DPIM (together with its predecessor) has been in the investment advisory business for more than 70 years has more than $5.2 billion in client accounts under discretionary management. DPIM acts as adviser to three other closed-end investment companies registered under the 1940 Act and is sub-adviser to one investment company under the 1940 Act.

Under the terms of the Advisory Agreement, DPIM will furnish investment supervision to the Fund and will be responsible for the management of the Fund's portfolio, subject to the overall control of the Board of Trustees of the Fund. DPIM will furnish, at its own expense, office space, equipment and personnel to the Fund in connection with the performance of its investment management responsibilities, and will pay all other expenses incurred by it in connection with managing the assets of the Fund not payable by the Fund's administrator pursuant to the administration agreement. The Advisory Agreement also includes the conditions under which the Fund may use any name derived from or similar to "Duff & Phelps." For its services DPIM will receive from the Fund a quarterly management fee, payable out of the Fund's assets, of __% of the Fund's average daily total assets. For purposes of calculating the management fee, the Fund's net assets are defined as the sum of (i) the aggregate net asset value of the Fund's common stock, (ii) the aggregate liquidation preference of the Fund's preferred stock and (iii) the aggregate proceeds of commercial paper issued by the Fund.

Except for the expenses borne by DPIM and the administrator (as described below) pursuant to their respective agreements with the Fund, the Fund will pay all expenses incurred in its operations, including, among other things, expenses for legal, accounting and auditing services, taxes, interest, costs of printing and distributing shareholder reports, proxy materials, prospectuses and stock certificates, charges of custodians, registrars, transfer agents, dividend disbursing agents, dividend reinvestment plan agents and remarketing agents, Securities and Exchange Commission fees, fees and expenses of non-interested directors, insurance, brokerage costs, litigation and other extraordinary or non-recurring expenses.

The Fund is also a party to a service agreement dated _________, 2004 (the "Service Agreement") with DPIM and Phoenix Investment Partners. Under the terms of the Service Agreement, Phoenix Investment Partners will make available to DPIM the services of its employees and various facilities to enable DPIM to perform certain of its obligations to the Fund. However, the obligation of performance under the Advisory Agreement is solely that of the DPIM, for which Phoenix Investment Partners will assume no responsibility, except as described in the preceding sentence. DPIM will reimburse Phoenix Investment Partners for any costs, direct or indirect, that are fairly attributable to the services performed and the facilities provided by Phoenix Investment Partners under the Service Agreement. The Fund does not pay any fees pursuant to the Service Agreement.

The Advisory Agreement and the Service Agreement both provide that DPIM shall not be liable to the Fund or its shareholders for any loss suffered as a consequence of any act or omission of DPIM or Phoenix Investment Partners, as the case may be, in connection with the respective agreements except by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations under the Advisory Agreement.

The Advisory Agreement may be terminated without penalty on 60 days' written notice by any party thereto or by a vote of the shareholders of the Fund and would terminate automatically if it were assigned by any party. If the Advisory Agreement were terminated, shareholder approval would be required to enter into a new agreement. The Service Agreement may be terminated without penalty on 60 days' written notice by any party thereto and would terminate automatically if it were assigned by any party unless a majority of the Fund's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund or Phoenix Investment Partners, approves continuation of the Service Agreement.

DPIM will compensate all trustees and officers of the Fund who are members of the DPIM organization and who render investment services to the Fund, and will also compensate all other DPIM personnel who provide research and investment services to the Fund.

ADMINISTRATIVE SERVICES

The Fund's administrator is J.J.B. Hilliard, W.L. Lyons, Inc. ("Hilliard Lyons"), Hilliard Lyons Center, Louisville, Kentucky 40202. Hilliard Lyons (together with its predecessors) has been engaged in the investment business as a securities broker-dealer and investment adviser since 1854. Hilliard Lyons is a wholly-owned subsidiary of The PNC Financial Services Group, Inc. Hilliard Lyons also serves as administrator and investment adviser to Hilliard-Lyons Government Fund, Inc., a money market mutual fund, and Hilliard Lyons Growth Fund, Inc., an open-end mutual fund, and DNP Select Income Fund Inc., a closed-end mutual fund, and as investment adviser to Senbanc Fund, an open-end mutual fund. Under the terms of an administration agreement (the "Administration Agreement"), Hilliard Lyons calculates the net asset value of the Common Shares and provides administrative services required in connection with the operation of the Fund not required to be provided by DPIM under the Advisory Agreement, as well as provide the necessary office facilities, equipment and personnel to perform such services.

The Administration Agreement provides that Hilliard Lyons shall not be liable to the Fund or its shareholders for any loss suffered as a consequence of any act or omission of Hilliard Lyons in connection with the agreement except by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations under the agreement.

Hilliard Lyons is entitled to receive a quarterly fee at the annual rate of ___% of the Fund's average daily total assets.

Determination of net asset value

The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per Share is determined by Hilliard Lyons, in the manner authorized by the trustees of the Fund. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities by the number of shares outstanding.

The trustees of the Fund have established the following procedures for fair valuation of the Fund's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices.

The Valuation Committee may implement new pricing methodologies or expand mark-to-market valuation of debt securities whose market prices are not readily available in the future, which may result in a change in the Fund's net asset value per share. The Fund's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for such debt securities. The Fund has adopted Fair Valuation Procedures to determine the fair value of a debt security. These Fair Valuation Procedures consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the debt security, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the debt security, the terms and conditions of the debt security and any related agreements, and the position of the debt security in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the debt security, including price quotations for and trading in the debt security and interests in similar debt security and the market environment and investor attitudes towards the debt security and interests in similar debt securities; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the debt security and (vi) general economic and market conditions affecting the fair value of the debt security. The fair value of each debt security is reviewed and approved by the Valuation Committee and the Fund's trustees.

Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the trustees determine that under particular circumstances such method does not result in fair value. As authorized by the trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Fund's trustees.

All other securities are valued at fair value as determined in good faith by or at the direction of the trustees.

Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

Portfolio trading

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by DPIM. DPIM is also responsible for the execution of transactions for all other accounts managed by it. DPIM places the portfolio security transactions of the Fund and of all other accounts managed by it for execution with many firms. DPIM uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, DPIM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to DPIM, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer.

Fixed-income obligations which may be purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers or banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuers of such obligations. The Fund may also purchase fixed-income and other securities from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters.

Although spreads or commissions paid on portfolio security transactions will, in the judgment of DPIM, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of DPIM's clients in part for providing brokerage and research services to DPIM.

In selecting brokers or dealers to execute portfolio transactions and in evaluating the best net price and execution available, DPIM is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund's net asset value, and other information provided to the Fund and/or to DPIM (or their affiliates). DPIM is also authorized to cause the Fund to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. DPIM must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which DPIM exercises investment discretion. It is possible that certain of the services received by DPIM attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by DPIM.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by DPIM or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, DPIM will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. Additionally, trades executed by different firms, including DPIM, will not be aggregated and allocated as to price; thus, there may be instances where the Fund does not pay or receive the same price as other investment accounts managed by DPIM. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the trustees of the Fund that the benefits received from DPIM's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Taxes

The Fund intends to elect to be treated and to qualify each year as a regulated investment company (a "RIC") under the Code. Accordingly, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies;
(ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any issuer (other than U.S. government securities and the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses and (iii) distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, plus (iii) 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the state of Delaware.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. Such distributions generally will be eligible (i) for the dividends received deduction in the case of corporate shareholders and (ii) for treatment as "qualified dividends" in the case of individual shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Distributions from the Fund generally will be taxable to Common Shareholders as dividend income to the extent derived from investment income and net short-term capital gains, as described below. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) properly designated as capital gain dividends ("Capital Gain Dividends") will be taxable to Common Shareholders as long-term capital gain, regardless of how long a Common Shareholder has held the shares in the Fund.

If a Common Shareholder's distributions are automatically reinvested pursuant to the Plan and the Plan Administrator invests the distribution in shares acquired on behalf of the shareholder in open-market purchases, for U.S. federal income tax purposes, the Common Shareholder will generally be treated as having received a taxable distribution in the amount of the cash dividend that the Common Shareholder would have received if the shareholder had elected to receive cash. If a Common Shareholder's distributions are automatically reinvested pursuant to the Plan and the Plan Administrator invests the distribution in newly issued shares of the Fund, the Common Shareholder will generally be treated as receiving a taxable distribution equal to the fair market value of the stock the Common Shareholder receives.

Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain income distributions paid by the Fund to individual taxpayers are taxed at rates equal to those applicable to net long-term capital gains (15%, or 5% for individuals in the 10% or 15% tax brackets). This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the Common Shareholder and the dividends are attributable to qualified dividends received by the Fund itself. For this purpose, "qualified dividends" means dividends received by the Fund from United States corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividends. Dividends received by the Fund from REITs are qualified dividends eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Thereafter, the Fund's dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional legislature action is taken.

A dividend will not be treated as qualified dividend income (whether received by the Fund or paid by the Fund to a shareholder) if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. Distributions of income by the Fund other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently up to 35%.

The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

The Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower rated or unrated securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Fund's taking certain positions in connection with ownership of such distressed securities.

Any recognized gain or income attributable to market discount on long-term debt obligations (i.e., obligations with a term of more than one year except to the extent of a portion of the discount attributable to original issue discount) purchased by the Fund is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

The Fund's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities held by the Fund, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund may be required to limit its activities in options and futures contracts in order to enable it to maintain its RIC status.

The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Common Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

If the Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. Long-term capital gain rates applicable to individuals have been reduced, in general, to 15% (or 5% for individuals in the 10% or 15% rate brackets); however, such rates are set to expire after December

31, 2008 absent further regulation. Any loss realized upon the sale or exchange of Fund shares with a holding period of 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquires other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the gross proceeds of sales of shares, at a rate equal to the fourth highest rate of tax applicable to a single individual (in 2003, 28%). An individual's TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a Shareholder may be refunded or credited against such Shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The IRS has taken the position that if a RIC has more than one class of shares, it may designate distributions made to each class in any year as consisting of no more than that class's proportionate share of particular types of income for that year, including ordinary income and net capital gain. A class's proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class. Accordingly, the Fund intends to designate a portion of its distributions in capital gain dividends in accordance with the IRS position.

Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, under current law the manner in which the Fund intends to allocate items of ordinary income and net capital gain among the Fund's Common Shares and auction preferred shares is likely to be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel's opinion and attempt to reallocate the Fund's net capital gain or other taxable income.

STATE AND LOCAL TAXES

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in the Fund.

Other information

The Fund is an organization of the type commonly known as a "Delaware statutory trust." Under Delaware law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Agreement and Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations. The Fund has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Fund is remote.

The Agreement and Declaration of Trust provides that the trustees will not be liable for actions taken in good faith in the reasonable belief that such actions were in the best interests of the Fund or, in the case of any criminal proceeding, as to which a trustee did not have reasonable cause to believe that such actions were unlawful; but nothing in the Agreement and Declaration of Trust protects a trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any trustees.

The Agreement and Declaration of Trust provides that no person shall serve as a trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Fund's custodian or by votes cast at a meeting called for that purpose.

The Fund's prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its Rules and Regulations.

Independent auditors

             are the independent accountants for the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

REPORT OF INDEPENDENT AUDITORS

To the trustees and shareholder of the Duff & Phelps Global Utility Income Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Duff & Phelps Global Utility Income Fund (the "Fund") at __________, 2004, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

____________, 2004

                    DUFF & PHELPS GLOBAL UTILITY INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                              ______________, 2004

ASSETS:
   Cash .......................................................................................    $
LIABILITIES ...................................................................................
                                                                                                   ------------
NET ASSETS ....................................................................................    $
                                                                                                   ============
COMPONENTS OF NET ASSETS:
   Paid in capital ............................................................................    $
                                                                                                   ------------
NET ASSETS ....................................................................................    $
                                                                                                   ============
Shares of beneficial interest outstanding, no par value, unlimited shares authorized ..........
                                                                                                   ------------
Net asset value per investor share ............................................................    $
                                                                                                   ============

         See accompanying notes to statement of assets and liabilities.

                    DUFF & PHELPS GLOBAL UTILITY INCOME FUND
                  NOTES TO STATEMENT OF ASSETS AND LIABILITIES

NOTE 1--ORGANIZATION AND REGISTRATION

     Duff & Phelps Global Utility Income Fund (the "Fund") is a closed-end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated March 12, 2004. The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Agreement and Declaration of Trust provides that the trustees may authorize separate classes of shares of beneficial interest.

     Duff & Phelps Investment Management Co. ("DPIM"), the Fund's investment adviser, has agreed to pay all organizational expenses and to pay all offering costs (other than sales load) that exceed $___ per Common Share.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statement is prepared in accordance with accounting principles generally accepted in the United States. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

NOTE 3--INVESTMENT ADVISORY AND OTHER AGREEMENTS

     Duff & Phelps Investment Management Co. ("DPIM") will serve as the Fund's investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, DPIM receives an annual investment advisory fee of ____% based on the Fund's average daily total assets. The Fund's Board of Trustees approved the Investment Advisory Agreement at its _________, 2004 meeting.

APPENDIX A
RATINGS

MOODY'S INVESTORS SERVICE, INC.

Long-Term Debt Securities and Preferred Stock Ratings

AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds and preferred stock lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund's fiscal year end.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt Securities Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

                         STANDARD & POOR'S RATINGS GROUP

Investment Grade

AAA: Debt and preferred stock rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt and preferred stock rated A have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt and preferred stock rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt and preferred stock rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt and preferred stock rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt and preferred stock rated B have a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt and preferred stock rated CCC have a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt and preferred stock which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt and preferred stock which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt and preferred stock rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper Rating Definitions

A S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(1)  Financial Statements

     Included in Part A:

         Not applicable.

     Included in Part B:

         Independent Auditors' Report

         Statement of Assets and Liabilities

         Statement of Operations

         Notes to Financial Statements

(2)  Exhibits

     (a) Agreement and Declaration of Trust

     (b) Bylaws

     (c) Not applicable

     (d) Form of Certificate for Common Shares of Beneficial Interest*

     (e) Form of Dividend Reinvestment Plan*

     (f) Not applicable

     (g) Form of Investment Advisory and Management Agreement*

     (h) Form of Underwriting Agreement*

     (i) Not applicable

     (j) Form of Custody Agreement*

     (k) (1) Form of Stock Transfer Agency Agreement*

         (2) Form of Administration, Bookkeeping and Pricing Services Agreement*

         (3)  Not applicable

         (4)  Not applicable

     (l) Opinion and Consent of Mayer, Brown, Rowe & Maw LLP dated __________ __, 2004*

     (m) Not applicable

     (n) Consent of                             dated ____________ ___, 2004*

     (o) Not applicable

     (p) Form of Initial Subscription Agreement*

     (q) Not applicable

     (r) (1) Code of Ethics of the Fund*

         (2) Code of Ethics of the Adviser*

--------------------
* To be filed by amendment.

Item 25.  Marketing Arrangements

See Form of Underwriting Agreement filed herewith.

Item 26.  Other Expenses of Issuance and Distribution

The approximate expenses in connection with the offering are as follows:

     Registration and Filing Fees ...................................
     National Association of Securities Dealers, Inc. Fees ..........
     New York Stock Exchange Fees ...................................
     Printing (Other than Certificates) .............................
     Engraving and Printing Certificates ............................
     Accounting Fees and Expenses ...................................
     Legal Fees and Expenses ........................................
     Miscellaneous ..................................................
                                                                      ----------
         Total ......................................................
                                                                      ==========

Item 27.  Persons Controlled by or Under Common Control With Registrant

None.

Item 28.  Number of Holders of Securities

Set forth below is the number of record holders as of __________ __, 2004, of each class of securities of the Registrant:

        Title of Class                                              Number of Record Holders
        --------------                                              ------------------------
        Common Shares of Beneficial Interest ....................

Item 29.  Indemnification

Article IV of the Registrant's Agreement and Declaration of Trust provides as follows:

     4.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

     4.2 Mandatory Indemnification. (a) The Trust shall indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section
4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

          (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

          (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

          (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

          (e) Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law provided that such indemnification has been approved by a majority of the Trustees.

     4.3 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

     4.4 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

Item 30.  Business and Other Connections of Investment Adviser

Neither Duff & Phelps Investment Management Co., nor any of its directors or executive officers, has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its or his own account or in the capacity of director, officer, employee, partner or trustee, except as indicated in this Registration Statement.

Item 31.  Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant, c/o Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois 60603.

All accounts, books and other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Fund (55 East Monroe Street, Chicago, Illinois 60603), the adviser, the administrator and the Fund's custodian and transfer agents (the addresses of which are set forth above).

Item 32.  Management Services

Not applicable.

Item 33.  Undertakings

1. The Registrant undertakes to suspend the offering of its Common Shares of Beneficial Interest until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.   Not applicable.

3.   Not applicable.

4.   Not applicable.

5.   The Registrant undertakes that:

     a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and

     b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                   SIGNATURES

     Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Chicago, and the state of Illinois, on the 26/th/ day of March, 2004.

                                      DUFF & PHELPS GLOBAL UTILITY INCOME FUND



                                      By:  /s/ Nathan I. Partain
                                           -------------------------------------
                                           Name:  Nathan I. Partain
                                           Title: President

     Pursuant to the requirements of the Securities Act of 1933, registration statement has been signed by the following persons in the capacities and on the dates indicated.

                Signature                             Title                           Date
                ---------                             -----                           ----
/s/ Francis E. Jeffries                  Trustee                                  March 26, 2004
--------------------------------------
Francis E. Jeffries

/s/ Nathan I. Partain                    President and Principal Executive        March 26, 2004
--------------------------------------   Officer
Nathan I. Partain



/s/ Alan M. Meder                        Treasurer and Principal Financial        March 26, 2004
--------------------------------------   and Accounting Officer
Alan M. Meder

                                    EXHIBITS

(a)  Agreement and Declaration of Trust

(b)  Bylaws